UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21494
                                                     ---------------------

                        Nuveen Floating Rate Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT January 31, 2006

                         Nuveen Investments
                         Exchange-Traded
                         Closed-End
                         Funds

   NUVEEN SENIOR
     INCOME FUND
             NSL

 NUVEEN FLOATING
RATE INCOME FUND
             JFR

 NUVEEN FLOATING
     RATE INCOME
OPPORTUNITY FUND
             JRO


Photo of: Man, woman and child at the beach.
Photo of: A child.


HIGH CURRENT INCOME
FROM PORTFOLIOS OF
SENIOR CORPORATE LOANS


Logo: NUVEEN Investments

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Photo of: Man and child
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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
        LETTER TO SHAREHOLDERS

I am very pleased to report that over the six-month period covered by this report, your Fund continued to provide you with attractive monthly income from a portfolio primarily composed of senior corporate loans. For more information on your Fund's performance, please read the Portfolio Managers' Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, a senior loan investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these advantages in more detail. I encourage you to contact him or her for more information on this and other important investment strategies.


"PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."


As you look through this report, be sure to review the inside front cover. This contains information on how you can receive future Fund reports and other Fund information faster by using e-mails and the Internet. Sign up is quick and easy
- just follow the step-by-step instructions.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

March 15, 2006

Nuveen Investments Exchange-Traded Closed-End Funds (NSL, JFR, JRO)


Portfolio Managers'
         COMMENTS


The Funds' investment portfolios are managed by Gunther Stein and Lenny Mason of Symphony Asset Management, LLC, an affiliate of Nuveen Investments. Gunther and Lenny have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here Gunther and Lenny talk about their management strategies and the performances of the Funds for the six-month period ended January 31, 2006.



WHAT STRATEGIES AND TACTICS DID YOU USE TO MANAGE THE FUNDS' ASSETS OVER THE COURSE OF THIS SIX-MONTH REPORTING PERIOD?

Over this period, we continued to view the leveraged loan market favorably but, given the current credit environment, we continued to take a defensive stance in positioning the portfolios. The loan market continued to demonstrate many positive characteristics that we thought made the asset class attractive. Market liquidity was better than it had ever been, investor appetite remained strong and many high quality deals were coming to market. Strong investor demand, however, also allowed many deals to be structured with aggressive leverage levels. It was this environment and market dynamic that led us to avoid credits we felt were too aggressively leveraged or did not have a sound credit profile. We did not feel that it was the appropriate time to reach for yield or become involved with what we considered to be marginal credits.

We continued to avoid most automotive-related companies even though many were trading at seemingly attractive high yields. We also avoided many small loans that support leveraged buyouts, as we feel that market liquidity could be challenged if the credit experiences any negative events. We were focused on adding high quality new-issue loans at par as we did not believe that paying premiums for loans was prudent in the current environment.

We also continued to avoid the vast majority of second lien loans. At current trading levels, we did not believe that most second lien loans compensated investors for the risk these credits pose over a credit cycle. Should the economy weaken, we believe that second lien loans could see significant downside from current levels.

HOW DID THE FUNDS PERFORM?

The performance of each Fund over the six-month period ended January 31, 2006, as well as the performance of a comparative index, is shown in the nearby chart.


TOTAL RETURN ON NET ASSET VALUE

For periods ended January 31, 2006*

                           6-MONTHS         1-YEAR            5-YEAR
--------------------------------------------------------------------------------
NSL                        2.82%            5.17%             6.99%
--------------------------------------------------------------------------------
JFR                        2.93%            5.58%             NA
--------------------------------------------------------------------------------
JRO                        3.14%            6.08%             NA
--------------------------------------------------------------------------------
CSFB Leveraged
Loan Index1                3.02%            5.83%             5.17%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year and five years are annualized.

Past performance does not guarantee future results. Currently performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For more information, please see the individual Performance Overview pages in this report.


Over the six-month reporting period, JRO slightly outperformed the unmanaged, unleveraged CSFB Leveraged Loan Index. NSL and JFR slightly underperformed the CSFB index during this period.

One of the primary factors benefiting the performance of all of these Funds over this reporting period relative to that of the CSFB index was the Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, this can also provide opportunities for additional income and total return for common shareholders when short-term interest rates paid by the Funds on their FundPreferred(R) shares are less than the returns the Funds are earning from the adjustable rate loans in their portfolios.

As noted earlier, each Fund's portfolio was relatively defensive in nature, avoiding higher volatility areas like the automotive sector and second tier loans. In all three portfolios, the positions we held during the course of reporting period had relatively stable prices and delivered returns generally consistent with their coupons.



1 The CSFB Leveraged Loan Index is a representative, unmanaged index of tradable, senior, U.S. dollar-denominated leveraged loans. It is not possible to invest directly in an Index.

Each Fund had holdings that constrained the Fund's performance over this reporting period. In NSL, one issuer that had a negative impact on the portfolio was Primedia. The equity sponsors of the company proposed splitting it up into two smaller companies, and Primedia issues traded down as a result as questions arose about the company's ultimate capital structure and leverage. In JFR, issues from Georgia Pacific (which is now being acquired by Koch Industries) traded down after the announcement of the leveraged buyout. In JRO, Resorts International had a negative impact on the portfolio.

Dividend and Share Price
       INFORMATION


As noted, each of these Funds uses financial leverage in an effort to enhance its dividend-paying capabilities. While this strategy adds volatility to a Fund's net asset value (NAV) and share price, it generally works to enhance the amount of income a Fund has to distribute to its common shareholders, as long as the dividend rates the Fund pays to its preferred shareholders are less than the interest rates the Fund receives from its portfolio of loans.

Since each of these Funds invests in adjustable rate loans, their income streams typically can be expected to rise or fall over time to reflect the movement of shorter-term market interest rates. These rates generally were rising over this six-month reporting period, and this led to two monthly dividend increases in JFR and JRO. NSL maintained a stable dividend over this six-month period.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results, and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII), which is part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2006, NSL had a positive UNII balance for financial reporting purposes and a positive UNII balance, based on our best estimates, for tax purposes. As of January 31, 2006, JFR and JRO had negative UNII balances for financial reporting purposes and positive UNII balances, based on our best estimates, for tax purposes.

As of January 31, 2006, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                                                                6-MONTH
                          1/31/2006                      PERIOD AVERAGE
FUND                       DISCOUNT                            DISCOUNT
--------------------------------------------------------------------------------
NSL                          -4.52%                              -3.08%
--------------------------------------------------------------------------------
JFR                          -7.91%                              -8.31%
--------------------------------------------------------------------------------
JRO                          -7.48%                              -9.08%
--------------------------------------------------------------------------------

Nuveen Senior Income Fund
NSL


Performance
      OVERVIEW  As of January 31, 2006


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests    86.8%
Corporate Bonds                         8.9%
Short-Term Investments                  4.0%
Other                                   0.3%

Bar Chart:
2005-2006 MONTHLY DIVIDENDS PER SHARE
Feb                            0.048
Mar                            0.051
Apr                            0.051
May                            0.051
Jun                            0.051
Jul                            0.051
Aug                            0.051
Sep                            0.051
Oct                            0.051
Nov                            0.051
Dec                            0.051
Jan                            0.051

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/01/05                       9.79
                              9.79
                              9.76
                              9.75
                              9.74
                              9.79
                              9.79
                              9.77
                              9.72
                              9.74
                              9.69
                              9.69
                              9.59
                              9.54
                              9.49
                              9.48
                              9.55
                              9.51
                              9.57
                              9.65
                              9.66
                              9.64
                              9.65
                              9.71
                              9.72
                              9.79
                              9.74
                              9.62
                              9.6
                              9.53
                              9.53
                              9.59
                              9.53
                              9.51
                              9.18
                              9.23
                              9.28
                              9.14
                              9.13
                              9.1
                              9.16
                              9.17
                              9.19
                              9.26
                              9.26
                              9.26
                              9.24
                              9.22
                              9.24
                              9.26
                              9.21
                              9.04
                              9.09
                              9.16
                              8.96
                              9.01
                              9.07
                              9.06
                              9.2
                              9.08
                              9.01
                              9.16
                              9.16
                              9.2
                              9.27
                              9.29
                              9.15
                              9.04
                              9.09
                              9.1
                              9.05
                              9
                              8.97
                              8.9
                              8.87
                              8.85
                              8.8
                              8.82
                              8.8
                              8.74
                              8.64
                              8.67
                              8.7
                              8.79
                              8.86
                              8.8
                              8.81
                              8.78
                              8.82
                              8.81
                              8.8
                              8.8
                              8.76
                              8.67
                              8.61
                              8.63
                              8.69
                              8.62
                              8.66
                              8.65
                              8.58
                              8.57
                              8.55
                              8.67
                              8.64
                              8.71
                              8.83
                              8.8
                              8.79
                              8.84
                              8.81
                              8.84
                              8.87
                              8.74
                              8.83
                              8.84
                              8.78
                              8.83
                              8.9
                              8.87
                              8.92
                              8.95
                              8.93
                              8.92
                              8.94
                              8.97
                              8.97
                              8.95
                              8.96
                              8.89
                              8.88
                              8.98
                              8.96
                              8.95
                              8.9
                              8.9
                              8.87
                              8.84
                              8.82
                              8.79
                              8.71
                              8.71
                              8.72
                              8.74
                              8.75
                              8.74
                              8.69
                              8.7
                              8.74
                              8.75
                              8.74
                              8.67
                              8.72
                              8.71
                              8.76
                              8.8
                              8.72
                              8.66
                              8.58
                              8.6
                              8.6
                              8.57
                              8.56
                              8.45
                              8.35
                              8.24
                              8.29
                              8.28
                              8.27
                              8.24
                              8.29
                              8.32
                              8.26
                              8.25
                              8.22
                              8.23
                              8.26
                              8.29
                              8.15
                              8.04
                              8.06
                              7.88
                              7.95
                              7.94
                              7.93
                              7.97
                              7.98
                              8.09
                              8.05
                              8.03
                              8.03
                              8.03
                              8.04
                              8.02
                              8.09
                              8.06
                              8.04
                              8.03
                              8.05
                              7.99
                              7.95
                              7.89
                              7.87
                              7.81
                              7.85
                              7.85
                              7.8
                              7.71
                              7.68
                              7.71
                              7.68
                              7.73
                              7.69
                              7.71
                              7.7
                              7.71
                              7.7
                              7.65
                              7.76
                              7.75
                              7.75
                              7.7
                              7.7
                              7.68
                              7.67
                              7.63
                              7.63
                              7.58
                              7.61
                              7.61
                              7.69
                              7.72
                              7.75
                              7.74
                              7.74
                              7.74
                              7.87
                              7.95
                              7.96
                              7.98
                              8.07
                              8.07
                              8.06
                              8.06
                              8.02
                              8.01
                              7.93
                              7.96
                              8
                              7.98
                              7.98
                              8.04
                              8.05
                              8.04
1/31/06                       8.03


FUND SNAPSHOT
------------------------------------
Common Share Price             $8.03
------------------------------------
Common Share
Net Asset Value                $8.41
------------------------------------
Premium/(Discount) to NAV     -4.52%
------------------------------------
Latest Dividend              $0.0510
------------------------------------
Market Yield                   7.62%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $250,678
------------------------------------

AVERAGE ANNUALIZED TOTAL RETURN
(Inception 10/26/99)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -7.02%         2.82%
------------------------------------
1-Year        -11.60%         5.17%
------------------------------------
5-Year          3.12%         6.99%
------------------------------------
Since
Inception       4.57%         6.42%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          16.9%
------------------------------------
Hotels, Restaurants & Leisure  13.6%
------------------------------------
Health Care
Providers & Services            6.5%
------------------------------------
Auto Components                 5.6%
------------------------------------
Real Estate                     4.8%
------------------------------------
Commercial Services & Supplies  3.8%
------------------------------------
Household Durables              3.6%
------------------------------------
Containers & Packaging          3.4%
------------------------------------
Oil, Gas & Consumable Fuels     3.2%
------------------------------------
Chemicals                       2.7%
------------------------------------
Building Products               2.4%
------------------------------------
Specialty Retail                2.3%
------------------------------------
Diversified
Telecommunication Services      2.3%
------------------------------------
Textiles, Apparel &
Luxury Goods                    2.2%
------------------------------------
Beverages                       1.9%
------------------------------------
IT Services                     1.8%
------------------------------------
Insurance                       1.6%
------------------------------------
Food Products                   1.5%
------------------------------------
Aerospace & Defense             1.5%
------------------------------------
Airlines                        1.5%
------------------------------------
Wireless
Telecommunication Services      1.5%
------------------------------------
Short-Term Investments          4.0%
------------------------------------
Other                          11.4%
------------------------------------

TOP FIVE ISSUERS (EXCLUDING
SHORT-TERM INVESTMENTS)
(as a % of total investments)
------------------------------------
Century Cable Holdings LLC      2.3%
------------------------------------
Federal-Mogul Corporation       2.3%
------------------------------------
Graham Packaging Company, L.P.  2.2%
------------------------------------
Primedia Inc.                   2.1%
------------------------------------
LNR Property Corporation        2.0%
------------------------------------

Nuveen Floating Rate Income Fund
JFR

Performance
      OVERVIEW  As of January 31, 2006




Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests         84.0%
Corporate Bonds                             10.9%
Short-Term Investments                       5.0%
Other                                        0.1%

Bar Chart:
2005-2006 MONTHLY DIVIDENDS PER SHARE
Feb                             0.07
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                            0.079
Oct                            0.079
Nov                            0.079
Dec                            0.082
Jan                            0.082

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/01/05                       14.44
                              14.48
                              14.46
                              14.54
                              14.6
                              14.64
                              14.63
                              14.61
                              14.5
                              14.32
                              14.34
                              14.31
                              14.21
                              14.3
                              14.2
                              14.26
                              14.35
                              14.3
                              14.49
                              14.56
                              14.58
                              14.65
                              14.7
                              14.76
                              14.83
                              14.88
                              14.85
                              14.76
                              14.88
                              14.72
                              14.66
                              14.64
                              14.69
                              14.68
                              14.63
                              14.65
                              14.52
                              14.45
                              14.48
                              14.67
                              14.71
                              14.78
                              14.78
                              14.71
                              14.8
                              14.8
                              14.79
                              14.79
                              14.77
                              14.59
                              14.35
                              14.1
                              14.14
                              14.2
                              14.16
                              14.29
                              14.3
                              14.19
                              14.13
                              14.34
                              14.5
                              14.46
                              14.46
                              14.47
                              14.32
                              14.48
                              14.49
                              14.26
                              14.28
                              14.44
                              14.31
                              14.39
                              13.95
                              14
                              13.98
                              13.85
                              13.65
                              13.72
                              13.78
                              13.54
                              13.47
                              13.58
                              13.67
                              13.98
                              14
                              13.88
                              13.9
                              13.91
                              13.87
                              13.78
                              13.72
                              13.73
                              13.71
                              13.55
                              13.45
                              13.48
                              13.44
                              13.4
                              13.35
                              13.32
                              13.33
                              13.33
                              13.33
                              13.4
                              13.35
                              13.48
                              13.57
                              13.55
                              13.52
                              13.51
                              13.6
                              13.5
                              13.51
                              13.38
                              13.45
                              13.48
                              13.45
                              13.58
                              13.62
                              13.65
                              13.64
                              13.65
                              13.61
                              13.64
                              13.65
                              13.69
                              13.69
                              13.69
                              13.7
                              13.67
                              13.69
                              13.61
                              13.58
                              13.54
                              13.54
                              13.44
                              13.4
                              13.39
                              13.4
                              13.4
                              13.37
                              13.4
                              13.39
                              13.38
                              13.41
                              13.37
                              13.33
                              13.3
                              13.3
                              13.36
                              13.41
                              13.43
                              13.32
                              13.32
                              13.46
                              13.45
                              13.43
                              13.4
                              13.36
                              13.36
                              13.36
                              13.33
                              13.39
                              13.33
                              13.25
                              13.07
                              13.09
                              12.94
                              12.96
                              12.92
                              13.07
                              13.09
                              13.19
                              13.19
                              13.05
                              13.1
                              13.12
                              13.07
                              12.87
                              12.78
                              12.73
                              12.63
                              12.62
                              12.48
                              12.37
                              12.46
                              12.54
                              12.59
                              12.59
                              12.69
                              12.71
                              12.7
                              12.69
                              12.58
                              12.62
                              12.63
                              12.66
                              12.67
                              12.59
                              12.53
                              12.47
                              12.32
                              12.35
                              12.28
                              12.26
                              12.33
                              12.37
                              12.24
                              12.29
                              12.28
                              12.32
                              12.37
                              12.32
                              12.33
                              12.34
                              12.4
                              12.42
                              12.42
                              12.54
                              12.64
                              12.55
                              12.28
                              12.38
                              12.32
                              12.33
                              12.31
                              12.34
                              12.3
                              12.32
                              12.36
                              12.51
                              12.47
                              12.5
                              12.59
                              12.59
                              12.63
                              12.76
                              12.81
                              12.83
                              12.87
                              12.98
                              12.93
                              12.93
                              12.95
                              12.93
                              12.83
                              12.85
                              12.78
                              12.82
                              12.9
                              12.96
                              12.95
                              12.86
                              12.95
1/31/06                       12.93


FUND SNAPSHOT
------------------------------------
Common Share Price            $12.93
------------------------------------
Common Share
Net Asset Value               $14.04
------------------------------------
Premium/(Discount) to NAV     -7.91%
------------------------------------
Latest Dividend              $0.0820
------------------------------------
Market Yield                   7.61%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $663,684
------------------------------------

AVERAGE ANNUALIZED TOTAL RETURN
(Inception 3/25/04)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -1.98%         2.93%
------------------------------------
1-Year         -3.83%         5.58%
------------------------------------
Since
Inception      -1.91%         4.88%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          19.7%
------------------------------------
Hotels, Restaurants & Leisure  10.4%
------------------------------------
Real Estate                     6.1%
------------------------------------
Chemicals                       5.5%
------------------------------------
Health Care Providers
& Services                      5.1%
------------------------------------
Containers & Packaging          4.1%
------------------------------------
IT Services                     3.6%
------------------------------------
Household Durables              3.4%
------------------------------------
Building Products               3.2%
------------------------------------
Commercial Services & Supplies  3.1%
------------------------------------
Auto Components                 2.9%
------------------------------------
Oil, Gas & Consumable Fuels     2.1%
------------------------------------
Diversified
Telecommunication Services      1.9%
------------------------------------
Insurance                       1.7%
------------------------------------
Machinery                       1.6%
------------------------------------
Metals & Mining                 1.5%
------------------------------------
Multi-Utilities                 1.4%
------------------------------------
Paper & Forest Products         1.3%
------------------------------------
Trading Companies &
Distributors                    1.2%
------------------------------------
Pharmaceuticals                 1.1%
------------------------------------
Airlines                        1.1%
------------------------------------
Short-Term Investments          5.0%
------------------------------------
Other                          13.0%
------------------------------------

TOP FIVE ISSUERS (EXCLUDING
SHORT-TERM INVESTMENTS)
(as a % of total investments)
------------------------------------
Charter Communications
Operating, LLC                  2.5%
------------------------------------
Metro-Goldwyn-Mayer
Studios, Inc.                   2.4%
------------------------------------
Century Cable Holdings LLC      2.3%
------------------------------------
LNR Property Corporation        2.2%
------------------------------------
Graham Packaging Company, L.P.  2.2%
------------------------------------

Nuveen Floating Rate Income Opportunity Fund
JRO

Performance
      OVERVIEW  As of January 31, 2006


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests     82.5%
Corporate Bonds                         11.7%
Short-Term Investments                   3.8%
Convertible Bonds                        1.6%
Other                                    0.4%

Bar Chart:
2005-2006 MONTHLY DIVIDENDS PER SHARE
Feb                            0.076
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                             0.08
Oct                             0.08
Nov                             0.08
Dec                            0.085
Jan                            0.085

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/01/05                       14.73
                              14.77
                              14.68
                              14.7
                              14.72
                              14.67
                              14.65
                              14.63
                              14.59
                              14.48
                              14.38
                              14.35
                              14.31
                              14.38
                              14.29
                              14.21
                              14.28
                              14.31
                              14.4
                              14.4
                              14.48
                              14.49
                              14.56
                              14.59
                              14.56
                              14.54
                              14.57
                              14.41
                              14.39
                              14.32
                              14.36
                              14.39
                              14.23
                              14.16
                              14.12
                              13.95
                              13.97
                              13.63
                              13.97
                              14.16
                              14.24
                              14.2
                              14.2
                              14.22
                              14.24
                              14.17
                              13.93
                              13.88
                              14
                              13.89
                              13.7
                              13.64
                              13.59
                              13.67
                              13.75
                              13.67
                              13.47
                              13.53
                              13.5
                              13.78
                              13.91
                              13.9
                              13.9
                              13.88
                              13.65
                              13.72
                              13.66
                              13.69
                              13.68
                              13.77
                              13.65
                              13.62
                              13.48
                              13.47
                              13.3
                              13.23
                              13.2
                              13.21
                              13.18
                              12.98
                              12.91
                              13.06
                              13.13
                              13.18
                              13.19
                              13.25
                              13.26
                              13.35
                              13.37
                              13.31
                              13.3
                              13.41
                              13.28
                              13.14
                              13.15
                              13.21
                              13.22
                              13.11
                              13.18
                              13.3
                              13.25
                              13.16
                              13.11
                              13.2
                              13.22
                              13.27
                              13.3
                              13.34
                              13.34
                              13.34
                              13.35
                              13.36
                              13.27
                              13.13
                              13.15
                              13.17
                              13.22
                              13.29
                              13.22
                              13.24
                              13.21
                              13.2
                              13.24
                              13.34
                              13.41
                              13.41
                              13.41
                              13.46
                              13.34
                              13.33
                              13.31
                              13.34
                              13.4
                              13.36
                              13.37
                              13.25
                              13.2
                              13.12
                              13.15
                              13.09
                              13.09
                              13.14
                              13.09
                              13.12
                              13.06
                              13
                              12.95
                              13.02
                              12.96
                              13.04
                              13.05
                              13.09
                              13.19
                              13.17
                              13.18
                              13.2
                              13.21
                              13.15
                              13.16
                              13.11
                              13.06
                              13.07
                              12.96
                              12.97
                              12.86
                              12.77
                              12.75
                              12.73
                              12.82
                              12.83
                              12.98
                              12.96
                              12.87
                              12.95
                              12.84
                              12.81
                              12.93
                              12.87
                              12.73
                              12.6
                              12.65
                              12.56
                              12.45
                              12.35
                              12.31
                              12.47
                              12.5
                              12.57
                              12.6
                              12.77
                              12.67
                              12.74
                              12.66
                              12.63
                              12.71
                              12.67
                              12.67
                              12.65
                              12.64
                              12.62
                              12.54
                              12.47
                              12.41
                              12.21
                              12.28
                              12.21
                              12.2
                              12.22
                              12.22
                              12.25
                              12.28
                              12.25
                              12.37
                              12.32
                              12.33
                              12.43
                              12.4
                              12.43
                              12.5
                              12.58
                              12.51
                              12.27
                              12.29
                              12.28
                              12.41
                              12.38
                              12.34
                              12.28
                              12.32
                              12.42
                              12.44
                              12.45
                              12.48
                              12.49
                              12.49
                              12.57
                              12.64
                              12.75
                              12.73
                              12.78
                              12.91
                              12.86
                              12.89
                              12.87
                              12.83
                              12.82
                              12.8
                              12.8
                              12.78
                              12.86
                              12.81
                              12.82
                              12.88
                              12.94
1/31/06                       12.98


FUND SNAPSHOT
------------------------------------
Common Share Price            $12.98
------------------------------------
Common Share
Net Asset Value               $14.03
------------------------------------
Premium/(Discount) to NAV     -7.48%
------------------------------------
Latest Dividend              $0.0850
------------------------------------
Market Yield                   7.86%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $398,413
------------------------------------

AVERAGE ANNUALIZED TOTAL RETURN
(Inception 7/27/04)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.54%         3.14%
------------------------------------
1-Year         -5.19%         6.08%
------------------------------------
Since
Inception      -3.03%         4.90%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          19.0%
------------------------------------
Real Estate                     7.2%
------------------------------------
Hotels, Restaurants & Leisure   6.7%
------------------------------------
Health Care Providers
& Services                      5.7%
------------------------------------
Diversified
Telecommunication Services      4.9%
------------------------------------
Containers & Packaging          3.6%
------------------------------------
IT Services                     3.6%
------------------------------------
Chemicals                       3.3%
------------------------------------
Commercial Services & Supplies  3.1%
------------------------------------
Electric Utilities              2.9%
------------------------------------
Food & Staples Retailing        2.7%
------------------------------------
Machinery                       2.6%
------------------------------------
Oil, Gas, & Consumable Fuels    2.6%
------------------------------------
Building Products               2.5%
------------------------------------
Household Durables              2.2%
------------------------------------
Textiles, Apparel &
Luxury Goods                    2.2%
------------------------------------
Trading Companies &
Distributors                    2.1%
------------------------------------
Auto Components                 2.0%
------------------------------------
Household Products              1.6%
------------------------------------
Aerospace & Defense             1.5%
------------------------------------
Airlines                        1.5%
------------------------------------
Short-Term Investments          3.8%
------------------------------------
Other                          12.7%
------------------------------------

TOP FIVE ISSUERS (EXCLUDING
SHORT-TERM INVESTMENTS)
(as a % of total investments)
------------------------------------
Cablevision Systems Corporation 2.9%
------------------------------------
LNR Property Corporation        2.8%
------------------------------------
Century Cable Holdings LLC      2.5%
------------------------------------
General Growth Properties, Inc. 2.4%
------------------------------------
Graham Packaging Company, L.P.  2.4%
------------------------------------

Special Shareholder
        MEETING REPORT

The Shareholder Meeting was held at the offices of Nuveen Investments on November 15, 2005.

                                         NSL                                 JFR                                  JRO
------------------------------------------------------------------------------------------------------------------------------------
                              Common and                           Common and                           Common and
                           FundPreferred      FundPreferred     FundPreferred      FundPreferred     FundPreferred    FundPreferred
                                  shares             shares            shares             shares            shares           shares
                         voting together    voting together   voting together    voting together   voting together  voting together
                              as a class         as a class        as a class         as a class        as a class       as a class
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

Robert P. Bremner
   For                       26,787,226                --          44,605,224                --          26,043,948              --
   Withhold                     521,576                --             603,139                --             549,706              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     27,308,802                --          45,208,363                --          26,593,654              --
====================================================================================================================================
Lawrence H. Brown
   For                       26,812,572                --          44,603,681                --          26,043,554              --
   Withhold                     496,230                --             604,682                --             550,100              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     27,308,802                --          45,208,363                --          26,593,654              --
====================================================================================================================================
Jack B. Evans
   For                       26,812,418                --          44,602,864                --          26,044,504              --
   Withhold                     496,384                --             605,499                --             549,150              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     27,308,802                --          45,208,363                --          26,593,654              --
====================================================================================================================================
William C. Hunter
   For                       26,801,157                --          44,596,037                --          26,038,232              --
   Withhold                     507,645                --             612,326                --             555,422              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     27,308,802                --          45,208,363                --          26,593,654              --
====================================================================================================================================

David J. Kundert
   For                       26,796,391                --          44,608,750                --          26,045,612              --
   Withhold                     512,411                --             599,613                --             548,042              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     27,308,802                --          45,208,363                --          26,593,654              --
====================================================================================================================================
William J. Schneider
   For                               --             1,801                  --            14,790                  --           9,012
   Withhold                          --                13                  --                 9                  --              27
------------------------------------------------------------------------------------------------------------------------------------
   Total                             --             1,814                  --            14,799                  --           9,039
====================================================================================================================================
Timothy R. Schwertfeger
   For                               --             1,801                  --            14,788                  --           9,011
   Withhold                          --                13                  --                11                  --              28
------------------------------------------------------------------------------------------------------------------------------------
   Total                             --             1,814                  --            14,799                  --           9,039
====================================================================================================================================
Judith M. Stockdale
   For                       26,800,191                --          44,592,318                --          26,034,250              --
   Withhold                     508,611                --             616,045                --             559,404              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     27,308,802                --          45,208,363                --          26,593,654              --
====================================================================================================================================
Eugene S. Sunshine
   For                       26,795,582                --          44,600,222                --          26,038,937              --
   Withhold                     513,220                --             608,141                --             554,717              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     27,308,802                --          45,208,363                --          26,593,654              --
====================================================================================================================================

                        Nuveen Senior Income Fund (NSL)
                        Portfolio of
                                INVESTMENTS January 31, 2006 (Unaudited)
                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS - 140.2% (86.8% OF TOTAL INVESTMENTS) (2)


                AEROSPACE & DEFENSE - 2.4% (1.5% OF TOTAL INVESTMENTS)

$      2,985    Mid-Western Aircraft Systems Inc., Term Loan B              6.850%       6/10/11          B1         $    3,028,842
       2,431    Vought Aircraft Industries, Inc., Term Loan                 7.070%      12/22/11          B+              2,457,582
         545    Vought Aircraft Industries, Inc., Tranche B,                6.364%      12/22/10          B+                552,273
                  Letter of Credit
------------------------------------------------------------------------------------------------------------------------------------

       5,961    Total Aerospace & Defense                                                                                 6,038,697
------------------------------------------------------------------------------------------------------------------------------------


                AIRLINES - 2.4% (1.5% OF TOTAL INVESTMENTS)

       5,925    United Air Lines, Inc., Dip Term Loan (Tranche B), (7)      8.620%       5/25/06         N/R              5,973,202
------------------------------------------------------------------------------------------------------------------------------------


                AUTO COMPONENTS - 9.0% (5.6% OF TOTAL INVESTMENTS)

       2,262    Accuride Corporation, Term Loan                             6.552%       1/31/10          B+              2,291,840
       4,224    Federal-Mogul Corporation, Term Loan A, (7)                 6.810%       2/24/04         N/R              3,938,017
       5,551    Federal-Mogul Corporation, Term Loan B, (7)                 7.060%       2/24/05         N/R              5,202,070
       1,883    Gen Tek Inc., Term Loan B                                   7.094%      12/31/10          B2              1,901,383
       2,000    Goodyear Tire & Rubber Company, Second Lien Term Loan       7.060%       4/30/10          B2              2,022,708
       1,000    Goodyear Tire & Rubber Company, Term Loan                   3.764%       4/30/10          B3              1,009,643
       2,086    Metalforming Technologies, Inc., Term Loan A, (7) (8)       0.000%       9/30/07         N/R                677,940
         811    Metalforming Technologies, Inc., Term Loan B, (PIK) (7) (8) 0.000%       9/30/07         N/R                263,659
       3,042    Tenneco Automotive Inc., Term Loan B                        6.630%      12/12/10          B+              3,091,985
       1,336    Tenneco Automotive Inc., Term Loan B-1                      6.820%      12/12/10          B+              1,358,254
         723    United Components, Inc., Term Loan C                        6.810%       6/30/10          B1                734,635
------------------------------------------------------------------------------------------------------------------------------------

      24,918    Total Auto Components                                                                                    22,492,134
------------------------------------------------------------------------------------------------------------------------------------


                BEVERAGES - 3.1% (1.9% OF TOTAL INVESTMENTS)

       1,957    Constellation Brands, Inc., Term Loan                       5.900%      11/30/11          BB              1,982,261
       5,802    Dr Pepper/Seven Up Bottling Group, Inc., Term Loan B        6.481%      12/19/10         N/R              5,889,797
------------------------------------------------------------------------------------------------------------------------------------

       7,759    Total Beverages                                                                                           7,872,058
------------------------------------------------------------------------------------------------------------------------------------


                BUILDING PRODUCTS - 3.9% (2.4% OF TOTAL INVESTMENTS)

       2,888    Euramax Holdings Inc., Term Loan B                          7.241%       6/21/12          B-              2,878,386
       1,975    Nortek, Inc., Term Loan B                                   6.948%       8/27/11           B              1,992,899
       2,479    Stile Acquisition Corporation, Canadian Term Loan           6.629%       4/08/13          B2              2,421,550
       2,483    Stile Acquisition Corporation, Term Loan B                  6.629%       4/08/13          B2              2,425,676
------------------------------------------------------------------------------------------------------------------------------------

       9,825    Total Building Products                                                                                   9,718,511
------------------------------------------------------------------------------------------------------------------------------------


                CAPITAL MARKETS - 0.8% (0.5% OF TOTAL INVESTMENTS)

       2,000    Ameritrade Holdings Corporation, Term Loan                  6.040%      12/31/12          BB              2,012,750
------------------------------------------------------------------------------------------------------------------------------------


                CHEMICALS - 4.4% (2.7% OF TOTAL INVESTMENTS)

       2,409    Celanese Holdings LLC, Term Loan C                          6.527%       4/06/11          B+              2,437,751
       1,031    Huntsman International LLC, Term Loan                       6.233%       8/16/12         BB-              1,038,175


                                       12

                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CHEMICALS (continued)

$      3,970    Mosaic Company, Term Loan                                   6.185%       2/21/12         Ba2         $    4,013,174
       1,980    Rockwood Specialties Group, Inc., Term Loan E               6.668%      12/10/12          B+              2,006,452
       1,500    Wellman Inc., First Lien Term Loan                          8.250%       2/10/09          B+              1,522,500
------------------------------------------------------------------------------------------------------------------------------------

      10,890    Total Chemicals                                                                                          11,018,052
------------------------------------------------------------------------------------------------------------------------------------


                COMMERCIAL SERVICES & SUPPLIES - 6.1% (3.8% OF TOTAL INVESTMENTS)

       2,963    Acco Brands, Term Loan B                                    6.246%       8/17/10         BB-              3,001,753
       1,472    Allied Waste North America, Inc., Letter of Credit          6.030%       3/21/12          B1              1,485,326
       3,790    Allied Waste North America, Inc., Term Loan B               6.348%       1/15/12          B1              3,824,204
       3,940    National Equipment Services, Inc., Term Loan               10.470%       8/17/10          B3              4,006,488
       2,000    Williams Scotsman, Inc., Term Loan B                        6.910%       6/28/10          B2              2,027,083
       1,000    Workflow Management, Inc., Term Loan                        8.660%      10/17/10          B2              1,002,500
------------------------------------------------------------------------------------------------------------------------------------

      15,165    Total Commercial Services & Supplies                                                                     15,347,354
------------------------------------------------------------------------------------------------------------------------------------


                CONSTRUCTION & ENGINEERING - 0.8% (0.5% OF TOTAL INVESTMENTS)

       2,000    Maxim Crane Works, Term Loan C                              9.938%       1/28/12         N/R              2,055,834
------------------------------------------------------------------------------------------------------------------------------------


                CONTAINERS & PACKAGING - 5.4% (3.4% OF TOTAL INVESTMENTS)

       4,950    Graham Packaging Company, L.P., Term Loan B                 6.915%      10/07/11           B              5,016,736
       4,000    Graham Packaging Company, L.P., Term Loan C                 8.813%       3/15/12        CCC+              4,098,334
         437    Smurfit-Stone Container Corporation,                        2.100%      11/01/11          B+                441,371
                  Deposit-Funded Commitment
       1,809    Smurfit-Stone Container Corporation, Term Loan B            6.488%      11/01/11          B+              1,828,526
         538    Smurfit-Stone Container Corporation, Term Loan C            6.561%      11/01/11          B+                544,273
         193    Smurfit-Stone Container Corporation, Tranche C-1            6.813%      11/01/11          B+                194,651
       1,463    United States Can Company, Term Loan B                      8.310%       1/15/10          B3              1,477,239
------------------------------------------------------------------------------------------------------------------------------------

      13,390    Total Containers & Packaging                                                                             13,601,130
------------------------------------------------------------------------------------------------------------------------------------


                DIVERSIFIED FINANCIAL SERVICES - 1.6% (1.0% OF TOTAL INVESTMENTS)

       4,000    NASDAQ Stock Market, Inc., Term Loan                        6.138%      12/08/11         Ba2              4,040,834
------------------------------------------------------------------------------------------------------------------------------------


                DIVERSIFIED TELECOMMUNICATION SERVICES - 3.7% (2.3% OF TOTAL INVESTMENTS)

       1,000    Fairpoint Communications, Inc., Term Loan                   6.313%       2/15/12          B1              1,003,500
       1,980    Intelsat, Ltd., Term Loan B                                 6.313%       7/06/11           B              2,001,656
         800    Qwest Corporation, Term Loan A                              9.220%       6/30/07         Ba3                820,150
       5,000    Qwest Corporation, Term Loan B                              6.950%       6/30/10         Ba3              5,073,438
       5,000    WCI Capital Corporation, Term Loan B, (7) (8)               0.000%       9/30/07         N/R                275,000
------------------------------------------------------------------------------------------------------------------------------------

      13,780    Total Diversified Telecommunication Services                                                              9,173,744
------------------------------------------------------------------------------------------------------------------------------------


                ELECTRIC UTILITIES - 0.6% (0.3% OF TOTAL INVESTMENTS)

       1,374    Allegheny Energy Supply Company, LLC, Term Loan C           5.883%       3/08/11          BB              1,387,422
------------------------------------------------------------------------------------------------------------------------------------


                ELECTRICAL EQUIPMENT - 1.9% (1.2% OF TOTAL INVESTMENTS)

       2,993    Mueller Group, Inc., Term Loan                              6.775%      10/03/12          B2              3,031,777
       1,626    Sensus Metering Systems Inc., Term Loan B-1                 6.839%      12/17/10          B2              1,643,872
         210    Sensus Metering Systems Inc., Term Loan B-2                 6.815%      12/17/10          B2                212,517
------------------------------------------------------------------------------------------------------------------------------------

       4,829    Total Electrical Equipment                                                                                4,888,166
------------------------------------------------------------------------------------------------------------------------------------


                FOOD PRODUCTS - 2.4% (1.5% OF TOTAL INVESTMENTS)

       5,000    Dole Holding Company, LLC, Term Loan                        9.438%       7/21/10          B3              5,118,750
         975    Michael Foods, Inc., Term Loan B                            6.659%      11/20/10          B+                988,865
------------------------------------------------------------------------------------------------------------------------------------

       5,975    Total Food Products                                                                                       6,107,615
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE EQUIPMENT & SUPPLIES - 0.7% (0.4% OF TOTAL INVESTMENTS)

       1,749    Kinetic Concepts, Inc., Term Loan B-2                       6.280%       8/11/10         Ba3              1,770,355
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE PROVIDERS & SERVICES - 10.5% (6.5% OF TOTAL INVESTMENTS)

       5,362    Community Health Systems, Inc., Term Loan                   6.160%       8/19/11         BB-              5,438,648
       4,988    Davita Inc., Term Loan B                                    6.762%       7/01/12          B1              5,064,579
       1,970    IASIS Healthcare LLC, Term Loan B                           6.777%       6/22/11          B+              1,998,319


                                       13

                        Nuveen Senior Income Fund (NSL) (continued)
                             Portfolio of INVESTMENTS January 31, 2006 (Unaudited)
                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTH CARE PROVIDERS & SERVICES (continued)

$      3,990    LifeCare Holdings Inc., Term Loan B, DD1                    6.650%       8/11/12           B         $    3,615,106
       2,154    Psychiatric Solutions Inc., Term Loan B                     6.150%       7/01/12          B+              2,185,705
       2,978    Select Medical Corporation, Term Loan                       6.122%       2/24/12          B1              2,952,687
       4,958    Vanguard Health Holding Company, LLC, Replacement           6.950%       9/23/11           B              5,026,773
                  Term Loan
------------------------------------------------------------------------------------------------------------------------------------

      26,400    Total Health Care Providers & Services                                                                   26,281,817
------------------------------------------------------------------------------------------------------------------------------------


                HOTELS, RESTAURANTS & LEISURE - 15.1% (9.4% OF TOTAL INVESTMENTS)

       5,000    24 Hour Fitness Worldwide, Inc., Term Loan B                7.620%       6/08/12           B              5,070,835
       1,811    Ameristar Casinos, Inc., Term Loan B                        5.868%      10/06/12         Ba3              1,827,482
       3,980    CCM Merger, Inc., Term Loan B                               6.489%       7/26/12          B+              4,008,361
       1,980    Isle of Capri Casinos, Inc., Term Loan                      6.290%       4/26/08         BB-              2,005,740
       4,395    Jack in the Box Inc., Term Loan                             5.922%       1/08/11          BB              4,441,850
       7,990    OpBiz, LLC, Term Loan A                                     7.530%       8/31/10          B-              7,884,824
          20    OpBiz, LLC, Term Loan B (PIK)                               8.530%       8/31/10          B-                 20,044
       3,990    Penn National Gaming, Inc., Term Loan B                     6.294%      10/03/12         BB-              4,047,356
       2,000    Pinnacle Entertainment Inc., Term Loan                      6.490%      12/14/11          B1              2,019,584
       1,954    Resorts International Hotel and Casino Inc., Term Loan B    7.530%       3/22/12        CCC+              1,921,098
       2,405    Resorts International Hotel and Casino Inc., Term Loan C   12.027%       3/22/13        CCC+              2,179,190
         427    Venetian Casino Resort, LLC, Delayed Draw Term Loan         6.280%       6/15/11         BB-                431,591
       2,073    Venetian Casino Resort, LLC, Term Loan                      6.280%       6/15/11         BB-              2,093,214
------------------------------------------------------------------------------------------------------------------------------------

      38,025    Total Hotels, Restaurants & Leisure                                                                      37,951,169
------------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD DURABLES - 4.7% (2.9% OF TOTAL INVESTMENTS)

       5,000    Armstrong Holdings Inc., Term Loan, WI/DD (7) (8)              TBD           TBD         N/R              3,922,500
       3,307    Sealy Mattress Company, Term Loan D                         6.145%       4/06/12          B+              3,347,033
       4,500    Shea Homes Inc., Term Loan                                  6.260%      10/27/11         BB-              4,511,250
------------------------------------------------------------------------------------------------------------------------------------

      12,807    Total Household Durables                                                                                 11,780,783
------------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD PRODUCTS - 0.8% (0.5% OF TOTAL INVESTMENTS)

       1,965    Prestige Brands, Inc., Term Loan B                          6.311%       4/06/11          B+              1,984,650
------------------------------------------------------------------------------------------------------------------------------------


                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4% (0.2% OF TOTAL INVESTMENTS)

         553    Covanta Energy Corporation, Letter of Credit                4.527%       6/24/12          B+                561,829
         373    Covanta Energy Corporation, Term Loan B                     7.523%       6/24/12          B+                378,925
------------------------------------------------------------------------------------------------------------------------------------

         926    Total Independent Power Producers & Energy Traders                                                          940,754
------------------------------------------------------------------------------------------------------------------------------------


                INSURANCE - 2.6% (1.6% OF TOTAL INVESTMENTS)

       6,570    Conseco, Inc., Term Loan                                    6.470%       6/22/10          B2              6,626,983
------------------------------------------------------------------------------------------------------------------------------------


                IT SERVICES - 3.0% (1.8% OF TOTAL INVESTMENTS)

       2,400    Fidelity National Information Services, Term Loan B         6.129%       3/09/13         Ba3              2,416,800
       4,975    SunGard Data Systems Inc., Term Loan B                      6.810%       2/11/13          B+              5,032,004
------------------------------------------------------------------------------------------------------------------------------------

       7,375    Total IT Services                                                                                         7,448,804
------------------------------------------------------------------------------------------------------------------------------------


                LEISURE EQUIPMENT & PRODUCTS - 0.4% (0.2% OF TOTAL INVESTMENTS)

         995    Mega Bloks, Term Loan B                                     6.438%       9/30/10         BB-              1,008,681
------------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 1.1% (0.7% OF TOTAL INVESTMENTS)

         964    Dresser-Rand Group, Inc., Term Loan                         6.394%      10/10/10          B+                980,960
       1,797    Rexnord Corporation, Replacement Term Loan                  6.492%      12/31/11          B+              1,820,513
------------------------------------------------------------------------------------------------------------------------------------

       2,761    Total Machinery                                                                                           2,801,473
------------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 24.2% (15.0% OF TOTAL INVESTMENTS)

       4,500    American Media Operations, Inc., Term Loan, WI/DD              TBD           TBD           B              4,550,625
       1,000    Blockbuster, Inc., Term Loan, WI/DD                            TBD           TBD          B-                971,250
       6,000    Century Cable Holdings LLC, Discrectionary Term Loan, (7)   9.250%      12/31/09         N/R              5,839,500
       2,000    Century Cable Holdings LLC, Revolver,  (7) (9)              8.250%      10/25/10         N/R              1,936,000
       1,640    Century Cable Holdings LLC, Revolver, (7) (9)               8.250%      10/25/10         N/R              1,587,520
       4,919    Charter Communications Operating, LLC, Term Loan B          7.920%       4/07/11           B              4,958,851
       2,270    Dex Media East LLC, Term Loan B                             6.186%      11/10/08          BB              2,291,839
       4,216    Dex Media West LLC, Term Loan B                             6.252%       3/09/10          BB              4,260,331


                                       14

                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MEDIA (continued)

$      1,336    Emmis Operating Company, Term Loan                          6.292%      11/10/11          B+         $    1,344,338
         500    Gray Television, Inc., Incremental Term Loan, WI/DD            TBD           TBD         N/R                504,057
       1,500    Gray Television, Inc., Term Loan B                          6.030%      11/22/12         BB-              1,512,188
       5,000    Metro-Goldwyn-Mayer Studios, Inc., Term Loan B              6.780%       4/08/12          B+              5,057,385
       6,000    Primedia Inc., Term Loan                                    6.648%       9/30/13           B              5,942,250
       4,326    R. H. Donnelley Inc., Tranche D                             6.259%       6/30/11         Ba3              4,364,057
       2,978    Rainbow Media Holdings LLC, Term Loan                       7.188%       3/31/12         Ba3              3,015,340
       4,644    Regal Cinemas Corporation, Term Loan                        6.527%      11/10/10         BB-              4,702,578
       1,728    Sun Media Corporation, Term Loan B                          6.668%       2/07/09          BB              1,752,803
       3,000    UPC Financing Partnership, Term Loan H2                     7.280%       9/30/12           B              3,036,696
       2,944    WMG Acquisition Corp., Term Loan                            6.509%       2/28/11          B+              2,975,360
------------------------------------------------------------------------------------------------------------------------------------

      60,501    Total Media                                                                                              60,602,968
------------------------------------------------------------------------------------------------------------------------------------


                METALS & MINING - 1.1% (0.7% OF TOTAL INVESTMENTS)

       2,605    Amsted Industries Incorporated, Term Loan B                 7.104%      10/15/10          B1              2,644,917
------------------------------------------------------------------------------------------------------------------------------------


                MULTILINE RETAIL - 0.0% (0.0% OF TOTAL INVESTMENTS)

       1,500    Sears Canada, Term Loan (5)                                 0.000%      12/15/12         BB+                 13,125
------------------------------------------------------------------------------------------------------------------------------------


                MULTI-UTILITIES - 2.0% (1.2% OF TOTAL INVESTMENTS)

         875    NRG Energy, Inc., Credit-Linked Deposit                     4.527%      12/24/11          BB                878,190
       4,000    NRG Energy, Inc., Term Loan, WI/DD                             TBD           TBD         BB-              4,044,584
------------------------------------------------------------------------------------------------------------------------------------

       4,875    Total Multi-Utilities                                                                                     4,922,774
------------------------------------------------------------------------------------------------------------------------------------


                OIL, GAS & CONSUMABLE FUELS - 5.2% (3.2% OF TOTAL INVESTMENTS)

       4,000    Citgo Petroleum Corporation, Term Loan                      5.915%      11/15/12         Ba1              4,042,502
         800    Coffeyville Resources LLC, Letter of Credit                 4.463%       6/24/13          B1                811,250
       1,194    Coffeyville Resources LLC, Term Loan B                      7.027%       7/08/12          B1              1,210,798
       1,125    El Paso Corporation, Deposit-Funded Commitment              4.290%      11/23/09          B3              1,131,094
       1,838    El Paso Corporation, Term Loan                              7.313%      11/23/09          B3              1,852,174
         774    Targa Resources Inc., Synthetic Letter of Credit            4.402%      10/10/12          B+                782,903
       3,218    Targa Resources Inc., Term Loan B                           6.738%      10/10/12          B+              3,253,942
------------------------------------------------------------------------------------------------------------------------------------

      12,949    Total Oil, Gas & Consumable Fuels                                                                        13,084,663
------------------------------------------------------------------------------------------------------------------------------------


                PAPER & FOREST PRODUCTS - 1.7% (1.0% OF TOTAL INVESTMENTS)

       1,195    Boise Cascade Holdings, LLC, Term Loan D                    6.290%       3/29/11         Ba3              1,212,442
       2,985    NewPage Corporation, Term Loan B                            7.563%       5/02/11           B              3,022,313
------------------------------------------------------------------------------------------------------------------------------------

       4,180    Total Paper & Forest Products                                                                             4,234,755
------------------------------------------------------------------------------------------------------------------------------------


                PHARMACEUTICALS - 0.8% (0.5% OF TOTAL INVESTMENTS)

       1,985    Talecris Biotherapeutics Inc., Term Loan B                  7.629%       3/31/10         N/R              1,980,038
------------------------------------------------------------------------------------------------------------------------------------


                REAL ESTATE - 7.8% (4.8% OF TOTAL INVESTMENTS)

       4,000    Capital Automotive LP., Term Loan                           6.310%      12/16/10         BB+              4,016,500
       1,657    General Growth Properties, Inc., Term Loan A                6.220%      11/27/07         Ba2              1,660,248
       4,957    General Growth Properties, Inc., Term Loan B                6.570%      11/12/08         Ba2              4,971,941
         937    Lion Gables, Term Loan                                      6.161%       9/30/06         Ba2                943,422
       4,900    LNR Property Corporation, Term Loan                         7.278%       2/03/08          B2              4,941,959
       3,000    LNR Property Corporation, Term Loan B                       9.525%       2/03/08          B2              3,043,125
------------------------------------------------------------------------------------------------------------------------------------

      19,451    Total Real Estate                                                                                        19,577,195
------------------------------------------------------------------------------------------------------------------------------------


                SEMICONDUCTORS & EQUIPMENT - 0.8% (0.6% OF TOTAL INVESTMENTS)

       2,000    Avago Technologies Finance Pte. Ltd., Term Loan             6.821%      12/01/12          B+              2,007,188
------------------------------------------------------------------------------------------------------------------------------------


                                       15


                        Nuveen Senior Income Fund (NSL) (continued)
                             Portfolio of INVESTMENTS January 31, 2006 (Unaudited)

                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON  MATURITY (3)   RATINGS (4)                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SPECIALTY RETAIL - 3.7% (2.3% OF TOTAL INVESTMENTS)

$      1,318    Micro Warehouse, Inc., Term Loan B, (7) (8)                 0.000%       1/30/07         N/R         $       39,534
       1,566    Movie Gallery Inc., Term Loan B                             8.280%       4/27/11          B-              1,498,928
       4,030    Norwood Promotional Products, Term Loan A                  10.750%       8/16/09         N/R              4,049,713
       5,633    Norwood Promotional Products, Term Loan B                   6.000%       8/16/11         N/R              1,774,545
       2,000    TravelCenters of America Inc., Term Loan                    6.279%       6/30/11          B1              2,023,250
------------------------------------------------------------------------------------------------------------------------------------

      14,547    Total Specialty Retail                                                                                    9,385,970
------------------------------------------------------------------------------------------------------------------------------------


                TEXTILES, APPAREL & LUXURY GOODS - 3.5% (2.2% OF TOTAL INVESTMENTS)

       5,162    Jostens IH Corp., Term Loan C                               6.777%       7/29/10          B+              5,237,058
       3,440    William Carter Company, Term Loan B                         6.489%       7/14/12          B1              3,480,392
------------------------------------------------------------------------------------------------------------------------------------

       8,602    Total Textiles, Apparel & Luxury Goods                                                                    8,717,450
------------------------------------------------------------------------------------------------------------------------------------


                TRADING COMPANIES & DISTRIBUTORS - 1.6% (1.0% OF TOTAL INVESTMENTS)

       1,980    Ashtead Group Public Limited Company, Term Loan             6.125%      11/12/09         Ba3              2,000,420
       2,000    Brenntag Holdings, Term Loan, WI/DD                            TBD           TBD          B-              2,032,000
------------------------------------------------------------------------------------------------------------------------------------

       3,980    Total Trading Companies & Distributors                                                                    4,032,420
------------------------------------------------------------------------------------------------------------------------------------

$    364,539    Total Variable Rate Senior Loan Interests (cost $359,538,777)                                           351,526,435
------------------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON      MATURITY      RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 14.5% (8.9% OF TOTAL INVESTMENTS)


                HOTELS, RESTAURANTS & LEISURE - 6.8% (4.2% OF TOTAL INVESTMENTS)

$      5,350    Mandalay Resort Group                                       6.450%       2/01/06          BB              5,350,000
       7,000    MGM Grand, Inc.                                             9.750%       6/01/07         Ba3              7,385,000
       1,500    Mirage Resorts                                              7.250%      10/15/06          BB              1,526,250
       2,400    Park Place Entertainment                                    8.875%       9/15/08         BB+              2,604,000
------------------------------------------------------------------------------------------------------------------------------------

      16,250    Total Hotels, Restaurants & Leisure                                                                      16,865,250
------------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD DURABLES - 1.2% (0.7% OF TOTAL INVESTMENTS)

       3,000    Standard Pacific Corporation                                6.500%      10/01/08           BB             3,007,500
------------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 0.8% (0.5% OF TOTAL INVESTMENTS)

       2,000    Navistar International, Series B                            9.375%       6/01/06          BB-             2,030,000
------------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 3.1% (1.9% OF TOTAL INVESTMENTS)

       1,930    AMC Entertainment                                           9.875%       2/01/12          B3              1,843,150
       2,000    Cablevision Systems Corporation, Floating Rate Note,        9.310%       4/01/09          B+              2,052,500
                 4.500% plus six-month LIBOR, 144A
       1,543    Emmis Communications Corporation, Floating Rate Note,      10.555%       6/15/12          B-              1,552,500
                 5.875% plus three-month LIBOR
       2,500    Primedia Inc., Floating Rate Note,                         10.055%       5/15/10           B              2,428,125
                 5.375% plus three-month LIBOR
------------------------------------------------------------------------------------------------------------------------------------

       7,973    Total Media                                                                                               7,876,275
------------------------------------------------------------------------------------------------------------------------------------


                SEMICONDUCTORS & EQUIPMENT - 0.2% (0.1% OF TOTAL INVESTMENTS)

         500    Avago Technologies Finance Pte., Ltd., Floating Rate Note, 10.180%       6/01/13           B                508,750
                 5.500% plus three-month LIBOR, 144A
------------------------------------------------------------------------------------------------------------------------------------


                WIRELESS TELECOMMUNICATION SERVICES - 2.4% (1.5% OF TOTAL INVESTMENTS)

       6,000    Dobson Communications Corporation, Floating Rate Note,      8.930%      10/15/12         CCC              5,940,000
                  4.250% plus three-month LIBOR, 144A
------------------------------------------------------------------------------------------------------------------------------------

$     35,723    Total Corporate Bonds (cost $36,557,376)                                                                  36,227,775
------------------------------------------------------------------------------------------------------------------------------------
      SHARES    DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INVESTMENT COMPANIES - 0.4% (0.3% OF TOTAL INVESTMENTS)

     150,000    ING Prime Rate Trust                                                                                      1,041,000
------------------------------------------------------------------------------------------------------------------------------------

                Total Investment Companies (cost $1,048,393)                                                              1,041,000
------------------------------------------------------------------------------------------------------------------------------------


                                       16

      SHARES    DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 0.0% (0.0% OF TOTAL INVESTMENTS)


                AUTO COMPONENTS - 0.0% (0.0% OF TOTAL INVESTMENTS)

     279,642    Metalforming Technologies, Inc., (7) (10)                                                                 $      --
------------------------------------------------------------------------------------------------------------------------------------

                Total Common Stocks (cost $0)                                                                                    --
------------------------------------------------------------------------------------------------------------------------------------
      SHARES    DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WARRANTS - 0.0% (0.0% OF TOTAL INVESTMENTS)

       5,672    Reliant Energy, Inc.                                                                                         34,741
------------------------------------------------------------------------------------------------------------------------------------

                Total Warrants (cost $40,254)                                                                                34,741
                ====================================================================================================================

   PRINCIPAL
AMOUNT (000)    DESCRIPTION (1)                                             COUPON      MATURITY                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 6.5% (4.0% OF TOTAL INVESTMENTS)

                Repurchase Agreement with State Street Bank,
                 dated 1/31/06, repurchase price $16,358,724,
                 collateralized by $17,090,000, U.S. Treasury Notes,
$     16,357     4.125%, due 5/15/15, value $16,684.113                     4.150%       2/01/06                         16,356,838
============------------------------------------------------------------------------------------------------------------------------

                Total Short-Term Investments (cost $16,356,838)                                                          16,356,838
                ====================================================================================================================

                Total Investments (cost $413,541,638) - 161.6%                                                          405,186,789
                ====================================================================================================================

                Borrowings Payable - (41.1)% (6)                                                                       (103,000,000)
                ====================================================================================================================

                Other Assets Less Liabilities - (2.1)%                                                                   (5,508,517)
                ====================================================================================================================

                Preferred Shares, at Liquidation Value - (18.4)%                                                        (46,000,000)
                ====================================================================================================================

                Net Assets Applicable to Common Shares - 100%                                                          $250,678,272
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

               (3) Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.

               (4) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

               (5) Position represents an unfunded loan commitment outstanding at January 31, 2006.

               (6) Borrowings payable as a percentage of total investments is (25.4%).

               (7) At or subsequent to January 31, 2006, this issue was under the protection of the Federal Bankruptcy Court.

               (8) Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

               (9) Position represents a participation commitment outstanding at January 31, 2006.

              (10) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

             WI/DD Investment purchased on a when-issued or delayed delivery basis.

               DD1  Portion of investment purchased on a delayed delivery basis.

               N/R  Investment is not rated.

              144A Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

               TBD Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

             (PIK) In lien of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

                                 See accompanying notes to financial statements.

                        Nuveen Floating Rate Income Fund (JFR)
                        Portfolio of
                               INVESTMENTS January 31, 2006 (Unaudited)
                                                                          WEIGHTED
   PRINCIPAL                                                               AVERAGE
AMOUNT (000)    DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS - 136.1% (84.0% OF TOTAL INVESTMENTS) (2)


                AEROSPACE & DEFENSE - 1.4% (0.8% OF TOTAL INVESTMENTS)

$      5,970    Mid-Western Aircraft Systems Inc., Term Loan B              6.850%       6/10/11          B1          $   6,057,684
       2,431    Vought Aircraft Industries, Inc., Term Loan                 7.070%      12/22/11          B+              2,457,582
         545    Vought Aircraft Industries, Inc., Tranche B,                6.820%      12/22/10          B+                552,273
                  Letter of Credit
------------------------------------------------------------------------------------------------------------------------------------

       8,946    Total Aerospace & Defense                                                                                 9,067,539
------------------------------------------------------------------------------------------------------------------------------------


                AIRLINES - 1.8% (1.1% OF TOTAL INVESTMENTS)

      11,850    United Air Lines, Inc., Dip Term Loan (Tranche B), (6)      8.620%       5/25/06         N/R             11,946,403
------------------------------------------------------------------------------------------------------------------------------------


                AUTO COMPONENTS - 4.6% (2.9% OF TOTAL INVESTMENTS)

       5,277    Accuride Corporation, Term Loan                             6.552%       1/31/10          B+              5,347,626
      17,662    Federal-Mogul Corporation, Term Loan A, (6)                 6.810%       2/24/04         N/R             16,464,296
       2,000    Federal-Mogul Corporation, Term Loan B, (6)                 7.060%       2/24/05         N/R              1,874,375
       6,000    Goodyear Tire & Rubber Company, Second Lien Term Loan       7.060%       4/30/10          B2              6,068,124
       1,000    Goodyear Tire & Rubber Company, Term Loan                   3.764%       4/30/10          B3              1,009,643
------------------------------------------------------------------------------------------------------------------------------------

      31,939    Total Auto Components                                                                                    30,764,064
------------------------------------------------------------------------------------------------------------------------------------


                BEVERAGES - 1.7% (1.0% OF TOTAL INVESTMENTS)

       2,348    Constellation Brands, Inc., Term Loan                       5.900%      11/30/11          BB              2,378,715
       8,685    Dr Pepper/Seven Up Bottling Group, Inc., Term Loan B        6.481%      12/19/10         N/R              8,815,977
------------------------------------------------------------------------------------------------------------------------------------

      11,033    Total Beverages                                                                                          11,194,692
------------------------------------------------------------------------------------------------------------------------------------


                BUILDING PRODUCTS - 5.1% (3.2% OF TOTAL INVESTMENTS)

      14,813    Nortek, Inc., Term Loan B                                   6.948%       8/27/11           B             14,946,746
       4,434    PP Holding Corporation, Term Loan                           7.530%      11/12/11           B              4,414,134
       7,437    Stile Acquisition Corporation, Canadian Term Loan           6.629%       4/08/13          B2              7,264,651
       7,450    Stile Acquisition Corporation, Term Loan B                  6.629%       4/08/13          B2              7,277,027
------------------------------------------------------------------------------------------------------------------------------------

      34,134    Total Building Products                                                                                  33,902,558
------------------------------------------------------------------------------------------------------------------------------------


                CAPITAL MARKETS - 1.7% (1.0% OF TOTAL INVESTMENTS)

      11,000    Ameritrade Holdings Corporation, Term Loan                  6.040%      12/31/12          BB             11,070,125
------------------------------------------------------------------------------------------------------------------------------------


                CHEMICALS - 8.9% (5.5% OF TOTAL INVESTMENTS)

       7,629    Celanese Holdings LLC, Term Loan C                          6.527%       4/06/11          B+              7,719,545
       1,298    Headwaters Inc., Term Loan B                                6.860%       4/30/11          B+              1,309,769
      12,775    Hercules Inc., Term Loan                                    6.309%      10/08/10          BB             12,942,634
      11,031    Huntsman International LLC, Term Loan                       6.233%       8/16/12          BB-            11,103,366
       2,000    Ineos Group Holdings PLC, Term Loan B, WI/DD                   TBD           TBD          B+              2,000,000
       2,000    Ineos Group Holdings PLC, Term Loan C, WI/DD                   TBD           TBD          Ba3             2,000,000
       1,028    JohnsonDiversey Inc., Term Loan                             6.796%      12/16/11          B+              1,038,874
       7,880    Lyondell Citgo Refining LP, Term Loan                       6.527%       5/21/07         N/R              7,958,800
      12,870    Rockwood Specialties Group, Inc., Term Loan E               6.668%      12/10/12          B+             13,041,937
------------------------------------------------------------------------------------------------------------------------------------

      58,511    Total Chemicals                                                                                          59,114,925
------------------------------------------------------------------------------------------------------------------------------------


                                       18

                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES & SUPPLIES - 5.0% (3.1% OF TOTAL INVESTMENTS)

$      4,321    Allied Waste North America, Inc., Letter of Credit          6.030%       3/21/12          B1          $   4,361,458
      11,130    Allied Waste North America, Inc., Term Loan B               6.348%       1/15/12          B1             11,229,253
       6,895    National Equipment Services, Inc., Term Loan               10.470%       8/17/10          B3              7,011,353
       5,500    Williams Scotsman, Inc., Term Loan B                        6.910%       6/28/10          B2              5,574,478
       3,000    Workflow Management, Inc., Term Loan                        8.660%      10/17/10          B2              3,007,500
       1,990    Xerium Technologies Inc. Term Loan B                        6.527%       5/18/12          B1              1,991,242
------------------------------------------------------------------------------------------------------------------------------------

      32,836    Total Commercial Services & Supplies                                                                     33,175,284
------------------------------------------------------------------------------------------------------------------------------------


                CONTAINERS & PACKAGING - 6.5% (4.0% OF TOTAL INVESTMENTS)

       2,000    Amscan Holdings Inc., Term Loan B                           7.510%      12/13/12          B3              1,980,833
       4,922    BWAY Corporation, Term Loan B                               6.563%       1/30/11          B+              4,994,562
      17,820    Graham Packaging Company, L.P., Term Loan B                 6.915%      10/07/11           B             18,060,249
       5,000    Graham Packaging Company, L.P., Term Loan C                 8.813%       3/15/12        CCC+              5,122,918
       2,176    Owens-Illinois Group, Inc., Term Loan B                     6.270%       4/01/08         N/R              2,189,324
         699    Smurfit-Stone Container Corporation,                        2.100%      11/01/11          B+                706,194
                  Deposit-Funded Commitment
       5,013    Smurfit-Stone Container Corporation, Term Loan B            6.488%      11/01/11          B+              5,068,615
       1,701    Smurfit-Stone Container Corporation, Term Loan C            6.561%      11/01/11          B+              1,719,496
         534    Smurfit-Stone Container Corporation, Tranche C-1            6.813%      11/01/11          B+                539,565
       2,440    United States Can Company, Term Loan B                      8.310%       1/15/10          B3              2,464,565
------------------------------------------------------------------------------------------------------------------------------------

      42,305    Total Containers & Packaging                                                                             42,846,321
------------------------------------------------------------------------------------------------------------------------------------


                DIVERSIFIED FINANCIAL SERVICES - 1.1% (0.7% OF TOTAL INVESTMENTS)

       3,960    EPCO Holdings Inc., Term Loan B                             6.781%       8/18/10          B+              4,018,473
       3,000    NASDAQ Stock Market, Inc., Term Loan                        6.138%      12/08/11         Ba2              3,030,626
------------------------------------------------------------------------------------------------------------------------------------

       6,960    Total Diversified Financial Services                                                                      7,049,099
------------------------------------------------------------------------------------------------------------------------------------


                DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2% (1.4% OF TOTAL INVESTMENTS)

       1,500    Fairpoint Communications, Inc., Term Loan                   6.313%       2/15/12          B1              1,505,250
       3,960    Intelsat, Ltd., Term Loan B                                 6.313%       7/06/11           B              4,003,313
       2,000    Madison River Capital LLC, Term Loan                        7.050%       7/29/12          B+              2,020,625
       5,500    Qwest Corporation, Term Loan B                              6.950%       6/30/10         Ba3              5,580,781
       1,450    Valor Telecommunications Enterprises, LLC, Term Loan        6.040%       2/14/12         BB-              1,456,684
------------------------------------------------------------------------------------------------------------------------------------

       14,410   Total Diversified Telecommunication Services                                                            14,566,653
------------------------------------------------------------------------------------------------------------------------------------


                ELECTRIC UTILITIES - 1.2% (0.7% OF TOTAL INVESTMENTS)

       7,784    Allegheny Energy Supply Company, LLC, Term Loan             5.883%       3/08/11          BB              7,862,055
------------------------------------------------------------------------------------------------------------------------------------


                ELECTRICAL EQUIPMENT - 1.2% (0.8% OF TOTAL INVESTMENTS)

       7,980    Mueller Group, Inc., Term Loan C                            6.775%      10/03/12          B2              8,084,737
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY EQUIPMENT & SERVICES - 0.3% (0.2% OF TOTAL INVESTMENTS)

       2,000    Petroleum Geo-Services, Term Loan                           7.000%      12/15/12          B+             2,026,875
------------------------------------------------------------------------------------------------------------------------------------


                FOOD & STAPLES RETAILING - 1.6% (1.0% OF TOTAL INVESTMENTS)

      10,614    Jean Coutu Group, Inc., Term Loan B                         6.937%       7/30/11          B2             10,752,489
------------------------------------------------------------------------------------------------------------------------------------


                FOOD PRODUCTS - 0.8% (0.5% OF TOTAL INVESTMENTS)

       5,000    Dole Holding Company, LLC, Term Loan                        9.438%       7/21/10          B3              5,118,750
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE EQUIPMENT & SUPPLIES - 0.8% (0.5% OF TOTAL INVESTMENTS)

       5,152    Kinetic Concepts, Inc., Term Loan B-2                       6.280%       8/11/10         Ba3              5,214,743
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE PROVIDERS & SERVICES - 8.2% (5.1% OF TOTAL INVESTMENTS)

       4,900    Beverly Enterprises, Inc., Term Loan B                      7.025%      10/22/08         Ba3              4,908,967
      14,767    Davita Inc., Term Loan B                                    6.762%       7/01/12          B1             14,995,127
      13,789    IASIS Healthcare LLC, Term Loan B                           6.777%       6/22/11          B+             13,986,949
       3,990    LifeCare Holdings Inc., Term Loan B                         6.650%       8/11/12           B              3,615,106
       1,050    LifePoint Hospitals Holdings, Inc., Term Loan B             6.185%       8/23/12         Ba3              1,057,831
       2,978    Select Medical Corporation, Term Loan                       6.122%       2/24/12          B1              2,952,687


                                       19


                        Nuveen Floating Rate Income Fund (JFR) (continued)
                             Portfolio of INVESTMENTS January 31, 2006 (Unaudited)
                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE PROVIDERS & SERVICES (continued)

$     12,900    Vanguard Health Holding Company, LLC,                       6.950%       9/23/11           B         $   13,080,229
                  Replacement Term Loan

------------------------------------------------------------------------------------------------------------------------------------

      54,374    Total Health Care Providers & Services                                                                   54,596,896
------------------------------------------------------------------------------------------------------------------------------------


                HOTELS, RESTAURANTS & LEISURE - 10.7% (6.6% OF TOTAL INVESTMENTS)

       8,000    24 Hour Fitness Worldwide, Inc., Term Loan B                7.620%       6/08/12           B              8,113,336
       3,189    Ameristar Casinos, Inc., Term Loan B                        5.868%      10/06/12         Ba3              3,218,613
       5,910    Boyd Gaming Corporation, Term Loan B                        5.863%       6/30/11          BB              5,977,720
       2,947    Jack in the Box Inc., Term Loan                             5.922%       1/08/11          BB              2,978,684
      14,481    OpBiz, LLC, Term Loan A                                     7.530%       8/31/10           B-            14,291,243
          37    OpBiz, LLC, Term Loan B (PIK)                               8.530%       8/31/10           B-                36,329
       9,975    Penn National Gaming, Inc., Term Loan B                     6.294%      10/03/12          BB-            10,118,391
       6,068    Resorts International Hotel and Casino Inc., Term Loan B    7.530%       3/22/12        CCC+              5,966,744
       9,900    Universal City Development Partners, Ltd., Term Loan        6.504%       6/09/11         BB-             10,025,809
       1,709    Venetian Casino Resort, LLC, Delayed Draw Term Loan         6.280%       6/15/11         BB-              1,726,362
       8,291    Venetian Casino Resort, LLC, Term Loan                      6.280%       6/15/11          BB-             8,372,858
------------------------------------------------------------------------------------------------------------------------------------

      70,507    Total Hotels, Restaurants & Leisure                                                                      70,826,089
------------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD DURABLES - 2.2% (1.4% OF TOTAL INVESTMENTS)

      14,408    Sealy Mattress Company, Term Loan D                         6.145%       4/06/12          B+             14,584,005
------------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD PRODUCTS - 1.5% (0.9% OF TOTAL INVESTMENTS)

       9,950    Prestige Brands, Inc., Term Loan B                          6.311%       4/06/11          B+             10,049,488
------------------------------------------------------------------------------------------------------------------------------------


                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4% (0.3% OF TOTAL INVESTMENTS)

       1,659    Covanta Energy Corporation, Letter of Credit                4.527%       6/24/12          B+              1,685,488
       1,119    Covanta Energy Corporation, Term Loan B                     7.523%       6/24/12          B+              1,136,775
------------------------------------------------------------------------------------------------------------------------------------

       2,778    Total Independent Power Producers & Energy Traders                                                        2,822,263
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIAL CONGLOMERATES - 0.2% (0.1% OF TOTAL INVESTMENTS)

         998    Walter Industries Inc., Term Loan B                         6.313%      10/03/12          B+              1,011,527
------------------------------------------------------------------------------------------------------------------------------------


                INSURANCE - 2.8% (1.7% OF TOTAL INVESTMENTS)

      18,441    Conseco, Inc., Term Loan                                    6.470%       6/22/10          B2             18,602,436
------------------------------------------------------------------------------------------------------------------------------------


                IT SERVICES - 5.8% (3.6% OF TOTAL INVESTMENTS)

      17,503    Fidelity National Information Services, Term Loan B         6.129%       3/09/13         Ba3             17,625,222
      20,902    SunGard Data Systems Inc., Term Loan B                      6.810%       2/11/13          B+             21,141,982
------------------------------------------------------------------------------------------------------------------------------------

      38,405    Total IT Services                                                                                        38,767,204
------------------------------------------------------------------------------------------------------------------------------------


                LEISURE EQUIPMENT & PRODUCTS - 0.2% (0.1% OF TOTAL INVESTMENTS)

         995    Mega Bloks, Term Loan B                                     6.438%       9/30/10          BB-             1,008,681
------------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 0.6% (0.3% OF TOTAL INVESTMENTS)

       1,446    Dresser-Rand Group, Inc., Term Loan                         6.394%      10/10/10          B+              1,471,440
       2,232    Terex Corporation, Term Loan B                              6.727%       7/03/09          B2              2,264,195
------------------------------------------------------------------------------------------------------------------------------------

       3,678    Total Machinery                                                                                           3,735,635
------------------------------------------------------------------------------------------------------------------------------------


                MARINE - 0.8% (0.5% OF TOTAL INVESTMENTS)

       4,925    Horizon Lines, LLC, Term Loan                               6.780%       7/11/11           B              4,990,667
------------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 30.0% (18.5% OF TOTAL INVESTMENTS)

       2,000    AMC Entertainment Inc., Term Loan, WI/DD                       TBD           TBD          B+              2,020,208
       2,000    American Media Operations, Inc., Term Loan, WI/DD              TBD           TBD           B              2,022,500
         994    Blockbuster, Inc., Term Loan, WI/DD                            TBD           TBD           B-               965,183
      17,000    Century Cable Holdings, LLC, Discretionary Term Loan, (6)   9.250%      12/31/09         N/R             16,545,250
       7,000    Century Cable Holdings, LLC, Revolver, (6)                  8.250%      10/25/10         N/R              6,776,000
       2,000    Century Cable Holdings, LLC, Term Loan, (6)                 9.250%       6/30/09         N/R              1,951,041
      16,985    Charter Communications, Operating LLC, Term Loan A          7.670%       4/27/10           B             17,075,639


                                       20

                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MEDIA (continued)

$      9,838    Charter Communications Operating, LLC, Term Loan B          7.920%       4/07/11           B         $    9,917,701
       7,000    Clear Channel Entertainment, Term Loan                      6.760%       6/20/13           B              7,010,938
       2,219    Dex Media East LLC, Term Loan B                             6.186%      11/10/08          BB              2,240,545
       8,513    Dex Media West LLC, Term Loan B                             6.252%       3/09/10          BB              8,601,977
       4,667    DirecTV Group, Term Loan B                                  6.011%       4/13/13          BB              4,720,261
      10,682    Emmis Operating Company, Term Loan                          6.292%      11/10/11          B+             10,749,650
         998    Entravision Communications Corporation, Term Loan B         6.030%       3/21/13          B+              1,005,189
      25,000    Metro-Goldwyn-Mayer Studios, Inc., Term Loan B              6.780%       4/08/12          B+             25,286,925
      16,807    Panamsat Corporation, Term Loan B-1                         6.489%       8/20/11         Ba3             17,025,963
       6,500    Primedia Inc., Term Loan                                    6.648%       9/30/13           B              6,437,437
       4,326    R. H. Donnelley Inc., Tranche D                             6.259%       6/30/11         Ba3              4,364,057
       4,963    Rainbow Media Holdings LLC, Term Loan                       7.188%       3/31/12         Ba3              5,025,566
      16,479    Regal Cinemas Corporation, Term Loan                        6.527%      11/10/10          BB-            16,687,285
         993    Spanish Broadcasting System Inc., Term Loan B               6.530%       6/10/12          B+              1,006,767
      11,000    UPC Financing Partnership, Term Loan H2                     7.280%       9/30/12           B             11,134,552
      20,612    WMG Acquisition Corp., Term Loan                            6.509%       2/28/11          B+             20,832,486
------------------------------------------------------------------------------------------------------------------------------------

     198,576    Total Media                                                                                             199,403,120
------------------------------------------------------------------------------------------------------------------------------------


                METALS & MINING - 2.4% (1.5% OF TOTAL INVESTMENTS)

       3,853    Amsted Industries Incorporated, Term Loan B                 7.104%      10/15/10          B1              3,912,002
      11,761    Foundation PA Coal Company, Term Loan B                     6.347%       7/30/11          BB-            11,974,617
------------------------------------------------------------------------------------------------------------------------------------

      15,614    Total Metals & Mining                                                                                    15,886,619
------------------------------------------------------------------------------------------------------------------------------------


                MULTILINE RETAIL - 1.5% (0.9% OF TOTAL INVESTMENTS)

       9,494    Neiman Marcus Group Inc., Term Loan                         6.947%       3/28/13          B+              9,609,147
       2,500    Sears Canada, Term Loan, (5)                                0.000%      12/15/12          BB+                21,875
------------------------------------------------------------------------------------------------------------------------------------

      11,994    Total Multiline Retail                                                                                    9,631,022
------------------------------------------------------------------------------------------------------------------------------------


                MULTI-UTILITIES - 2.3% (1.4% OF TOTAL INVESTMENTS)

       2,188    NRG Energy, Inc., Credit-Linked Deposit                     4.527%      12/24/11          BB              2,195,476
      13,000    NRG Energy, Inc., Term Loan, WI/DD                             TBD           TBD          BB-            13,144,898
------------------------------------------------------------------------------------------------------------------------------------

      15,188    Total Multi-Utilities                                                                                    15,340,374
------------------------------------------------------------------------------------------------------------------------------------


                OIL, GAS & CONSUMABLE FUELS - 3.4% (2.1% OF TOTAL INVESTMENTS)

       3,000    Citgo Petroleum Corporation, Term Loan                      5.915%      11/15/12         Ba1              3,031,877
         800    Coffeyville Resources LLC, Letter of Credit                 4.463%       6/24/13          B1                811,250
       1,194    Coffeyville Resources LLC, Term Loan B                      7.027%       7/08/12          B1              1,210,798
       3,990    Complete Production Services, Term Loan                     7.280%       8/18/12           B              4,038,630
       1,875    El Paso Corporation, Deposit-Funded Commitment              4.290%      11/23/09          B3              1,885,156
       8,943    El Paso Corporation, Term Loan                              7.313%      11/23/09          B3              9,013,915
         484    Targa Resources Inc., Synthetic Letter of Credit            4.402%      10/10/12          B+                489,315
       2,011    Targa Resources Inc., Term Loan B                           6.738%      10/10/12          B+              2,033,713
------------------------------------------------------------------------------------------------------------------------------------

      22,297    Total Oil, Gas & Consumable Fuels                                                                        22,514,654
------------------------------------------------------------------------------------------------------------------------------------


                PAPER & FOREST PRODUCTS - 1.3% (0.8% OF TOTAL INVESTMENTS)

       4,716    Boise Cascade Holdings, LLC, Term Loan D                    6.290%       3/29/11         Ba3              4,784,279
       2,985    NewPage Corporation, Term Loan B                            7.563%       5/02/11           B              3,022,313
       1,000    White Birch Paper Company, Second Lien Term Loan           12.070%       3/31/13           B-             1,003,750
------------------------------------------------------------------------------------------------------------------------------------

       8,701    Total Paper & Forest Products                                                                             8,810,342
------------------------------------------------------------------------------------------------------------------------------------


                PHARMACEUTICALS - 1.8% (1.1% OF TOTAL INVESTMENTS)

       4,963    Talecris Biotherapeutics Inc., Term Loan B                  7.629%       3/31/10         N/R              4,950,094
         845    Warner Chilcott Corporation, Dononex Delayed Draw           7.360%       1/18/12           B                846,315
         169    Warner Chilcott Corporation, Dovobet Delayed Draw, (5)      0.000%       1/18/12           B                    338
       4,055    Warner Chilcott Corporation, Tranche B                      7.140%       1/18/12           B              4,077,648
       1,634    Warner Chilcott Corporation, Tranche C                      7.277%       1/18/12           B              1,643,093
         755    Warner Chilcott Corporation, Tranche D                      7.277%       1/18/12           B                759,063
------------------------------------------------------------------------------------------------------------------------------------

      12,421    Total Pharmaceuticals                                                                                     12,276,551
------------------------------------------------------------------------------------------------------------------------------------


                                       21


                        Nuveen Floating Rate Income Fund (JFR) (continued)
                             Portfolio of INVESTMENTS January 31, 2006 (Unaudited)
                                                                          WEIGHTED
   PRINCIPAL                                                               AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 9.8% (6.1% OF TOTAL INVESTMENTS)

$     10,000    Capital Automotive LP., Term Loan                           6.310%      12/16/10         BB+         $   10,041,250
      20,606    General Growth Properties, Inc., Term Loan B                6.570%      11/12/08         Ba2             20,667,184
       2,812    Lion Gables, Term Loan                                      6.161%       9/30/06         Ba2              2,830,267
      21,559    LNR Property Corporation, Term Loan                         7.278%       2/03/08          B2             21,744,621
       2,000    LNR Property Corporation, Term Loan B                       9.525%       2/03/08          B2              2,028,750
       8,000    Macerich Company, Term Loan                                 5.938%       4/25/10         N/R              8,058,332
------------------------------------------------------------------------------------------------------------------------------------

      64,977    Total Real Estate                                                                                        65,370,404
------------------------------------------------------------------------------------------------------------------------------------


                ROAD & RAIL - 0.8% (0.5% OF TOTAL INVESTMENTS)

         781    Hertz Corporation, Delayed Draw Term Loan, (5)              2.250%      12/20/10         Ba2                 10,689
         667    Hertz Corporation, Synthetic Term Loan                      4.500%      12/21/12         Ba2                676,894
       4,552    Hertz Corporation, Term Loan                                6.650%      12/21/12         Ba2              4,621,832
------------------------------------------------------------------------------------------------------------------------------------

       6,000    Total Road & Rail                                                                                         5,309,415
------------------------------------------------------------------------------------------------------------------------------------


                SPECIALTY RETAIL - 0.8% (0.5% OF TOTAL INVESTMENTS)

       1,566    Movie Gallery Inc., Term Loan B                             8.280%       4/27/11          B-              1,498,928
       3,000    Toys "R" Us, Inc., Term Loan                                7.391%       7/12/10          B2              2,988,125
       1,000    TravelCenters of America Inc., Term Loan                    6.279%       6/30/11          B1              1,011,625
------------------------------------------------------------------------------------------------------------------------------------

       5,566    Total Specialty Retail                                                                                    5,498,678
------------------------------------------------------------------------------------------------------------------------------------


                TEXTILES, APPAREL & LUXURY GOODS - 0.7% (0.4% OF TOTAL INVESTMENTS)

       4,693    Jostens IH Corp., Term Loan C                               6.777%       7/29/10          B+              4,760,962
------------------------------------------------------------------------------------------------------------------------------------


                TRADING COMPANIES & DISTRIBUTORS - 2.0% (1.2% OF TOTAL INVESTMENTS)

       2,970    Ashtead Group Public Limited Company, Term Loan             6.125%      11/12/09         Ba3              3,000,628
       2,000    Brenntag Holdings, Term Loan, WI/DD                            TBD           TBD           B-             2,032,000
       1,219    United Rentals Inc., Credit Linked Deposit                  5.590%       2/13/11          B2              1,234,009
       6,998    United Rentals Inc., Term Loan B                            6.790%       2/14/11          B2              7,085,876
------------------------------------------------------------------------------------------------------------------------------------

      13,187    Total Trading Companies & Distributors                                                                   13,352,513
------------------------------------------------------------------------------------------------------------------------------------

$    901,127    Total Variable Rate Senior Loan Interests (cost $897,167,150)                                           902,906,857
====================================================================================================================================
   PRINCIPAL
AMOUNT (000)    DESCRIPTION (1)                                             COUPON      MATURITY      RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS - 17.6% (10.9% OF TOTAL INVESTMENTS)


                CONTAINERS & PACKAGING - 0.2% (0.1% OF TOTAL INVESTMENTS)

$      1,500    Owens-Illinois Group Inc.                                   8.100%       5/15/07           B              1,537,500
------------------------------------------------------------------------------------------------------------------------------------

                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8% (0.5% OF TOTAL INVESTMENTS)

       5,000    Qwest Corporation, Floating Rate Note,                      7.930%       6/15/13          BB              5,418,750
                 3.250% plus three-month LIBOR, 144A
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY EQUIPMENT & SERVICES - 0.8% (0.5% OF TOTAL INVESTMENTS)

       5,000    Williams Companies Inc., Floating Rate Note,                6.680%      10/01/10          B+              5,137,500
                 2.000% plus three-month LIBOR, 144A
------------------------------------------------------------------------------------------------------------------------------------


                FOOD PRODUCTS - 0.5% (0.3% OF TOTAL INVESTMENTS)

       1,528    Dole Foods Company                                          8.625%       5/01/09          B+              1,568,110
       1,780    Dole Foods Company                                          8.875%       3/15/11          B+              1,813,375
------------------------------------------------------------------------------------------------------------------------------------

       3,308    Total Food Products                                                                                       3,381,485
------------------------------------------------------------------------------------------------------------------------------------


                                       22

   PRINCIPAL
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON      MATURITY      RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOTELS, RESTAURANTS & LEISURE - 6.2% (3.8% OF TOTAL INVESTMENTS)

$      9,505    Aztar Corporation                                           9.000%       8/15/11         Ba3         $   10,134,706
       5,425    MGM Grand, Inc.                                             9.750%       6/01/07         Ba3              5,723,375
       2,000    Mirage Resorts                                              7.250%      10/15/06          BB              2,035,000
       7,900    Mohegan Tribal Gaming Authority                             8.000%       4/01/12         Ba3              8,364,125
       2,000    Park Place Entertainment                                    8.500%      11/15/06         BBB-             2,046,902
      12,076    Park Place Entertainment                                    9.375%       2/15/07         BB+             12,574,135
------------------------------------------------------------------------------------------------------------------------------------

      38,906    Total Hotels, Restaurants & Leisure                                                                      40,878,243
------------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD DURABLES - 3.2% (2.0% OF TOTAL INVESTMENTS)

       5,000    Beazer Homes USA, Inc.                                      8.375%       4/15/12         Ba1              5,250,000
       2,000    K. Hovnanian Enterprises Inc.                              10.500%      10/01/07         Ba1              2,170,000
       8,000    K. Hovnanian Enterprises Inc.                               8.000%       4/01/12         Ba1              8,360,000
       5,000    KB Home                                                     7.750%       2/01/10         Ba2              5,219,535
------------------------------------------------------------------------------------------------------------------------------------

      20,000    Total Household Durables                                                                                 20,999,535
------------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 2.0% (1.3% OF TOTAL INVESTMENTS)

      13,400    Navistar International Corporation, Series B                9.375%       6/01/06         BB-             13,601,000
------------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 1.9% (1.2% OF TOTAL INVESTMENTS)

      10,000    Cablevision Systems Corporation, Floating Rate Note,        9.310%       4/01/09          B+             10,262,500
                 4.500% plus six-month LIBOR, 144A
       2,571    Emmis Communications Corporation, Floating Rate Note,      10.555%       6/15/12          B-              2,587,500
                 5.875% plus three-month LIBOR
------------------------------------------------------------------------------------------------------------------------------------

      12,571    Total Media                                                                                              12,850,000
------------------------------------------------------------------------------------------------------------------------------------


                PAPER & FOREST PRODUCTS - 0.8% (0.5% OF TOTAL INVESTMENTS)

       5,000    Georgia Pacific Corporation                                 8.125%       5/15/11           B              5,112,500
------------------------------------------------------------------------------------------------------------------------------------


                SEMICONDUCTORS & EQUIPMENT - 1.1% (0.6% OF TOTAL INVESTMENTS)

       7,000    Avago Technologies Finance Pte., Ltd., Floating Rate Note, 10.180%       6/01/13           B              7,122,500
                 5.500% plus three-month LIBOR, 144A
------------------------------------------------------------------------------------------------------------------------------------


                WIRELESS TELECOMMUNICATION SERVICES - 0.1% (0.1% OF TOTAL INVESTMENTS)

       1,000    Dobson Communications Corporation, Floating Rate Note,      8.930%      10/15/12         CCC                990,000
                 4.250% plus three-month LIBOR, 144A
------------------------------------------------------------------------------------------------------------------------------------

$    112,685    Total Corporate Bonds (cost $118,248,687)                                                               117,029,013
------------------------------------------------------------------------------------------------------------------------------------
      SHARES    DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INVESTMENT COMPANIES - 0.2% (0.1% OF TOTAL INVESTMENTS)

      74,200    Eaton Vance Floating-Rate Income Trust Fund                                                               1,317,792
------------------------------------------------------------------------------------------------------------------------------------

                Total Investment Companies (cost $1,260,676)                                                              1,317,792
------------------------------------------------------------------------------------------------------------------------------------
      SHARES    DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WARRANTS - 0.0% (0.0% OF TOTAL INVESTMENTS)

      36,341    Reliant Energy, Inc.                                                                                        222,589
------------------------------------------------------------------------------------------------------------------------------------

                Total Warrants (cost $257,912)                                                                              222,589
------------------------------------------------------------------------------------------------------------------------------------


                                       23


                        Nuveen Floating Rate Income Fund (JFR) (continued)
                             Portfolio of INVESTMENTS January 31, 2006 (Unaudited)
   PRINCIPAL
AMOUNT (000)    DESCRIPTION (1)                                             COUPON      MATURITY                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 8.1% (5.0% OF TOTAL INVESTMENTS)

                Repurchase Agreement with State Street Bank, dated 1/31/06, repurchase price $53,982,182, collateralized by $56,395,000,
                 U.S. Treasury Notes, 4.125%, due 5/15/15,
$     53,976     value $55,055,619                                          4.150%       2/01/06                      $  53,975,960
============------------------------------------------------------------------------------------------------------------------------

                Total Short-Term Investments (cost $53,975,960)                                                         53,975,960
                ====================================================================================================================

                Total Investments (cost $1,070,910,385) - 162.0%                                                      1,075,452,211
                ====================================================================================================================

                Other Assets Less Liabilities - (1.7)%                                                                 (11,768,611)
                ====================================================================================================================

                Preferred Shares, at Liquidation Value - (60.3)%                                                      (400,000,000)
                ====================================================================================================================

                Net Assets Applicable to Common Shares - 100%                                                        $  663,683,600
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

               (3) Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.

               (4) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

               (5) Position represents an unfunded loan commitment outstanding at January 31, 2006.

               (6) At or subsequent to January 31, 2006, this issue was under the protection of the Federal Bankruptcy Court.

             WI/DD Investment purchased on a when-issued or delayed delivery basis.

               N/R  Investment is not rated.

              144A Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

               TBD Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

             (PIK) In lien of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

                                 See accompanying notes to financial statements.

                        Nuveen Floating Rate Income Opportunity Fund (JRO)
                        Portfolio of
                                INVESTMENTS January 31, 2006 (Unaudited)
                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS - 132.9% (82.5% OF TOTAL INVESTMENTS) (2)


                AEROSPACE & DEFENSE - 2.4% (1.5% OF TOTAL INVESTMENTS)

$      9,396    K&F Industries, Inc., Term Loan B                           6.867%      11/18/12          B2         $    9,513,286
------------------------------------------------------------------------------------------------------------------------------------


                AIRLINES - 2.4% (1.5% OF TOTAL INVESTMENTS)

       9,289    United Air Lines, Inc., Dip Term Loan (Tranche B), (6)      8.620%       5/25/06         N/R              9,364,285
------------------------------------------------------------------------------------------------------------------------------------


                AUTO COMPONENTS - 3.3% (2.0% OF TOTAL INVESTMENTS)

       3,015    Accuride Corporation, Term Loan                             6.552%       1/31/10          B+              3,055,786
       5,486    Federal-Mogul Corporation, Revolver, (5) (6)                6.310%       2/05/05         N/R              4,865,076
       4,000    Goodyear Tire & Rubber Company, Second Lien Term Loan       7.060%       4/30/10          B2              4,045,416
       1,000    Goodyear Tire & Rubber Company, Term Loan                   3.764%       4/30/10          B3              1,009,643
------------------------------------------------------------------------------------------------------------------------------------

      13,501    Total Auto Components                                                                                    12,975,921
------------------------------------------------------------------------------------------------------------------------------------


                BEVERAGES - 1.3% (0.8% OF TOTAL INVESTMENTS)

       5,213    Dr Pepper/Seven Up Bottling Group, Inc., Term Loan B        6.481%      12/19/10         N/R              5,292,353
------------------------------------------------------------------------------------------------------------------------------------


                BUILDING PRODUCTS - 4.0% (2.5% OF TOTAL INVESTMENTS)

       9,875    Nortek, Inc., Term Loan B                                   6.948%       8/27/11           B              9,964,497
       2,975    Stile Acquisition Corporation, Canadian Term Loan           6.629%       4/08/13          B2              2,905,860
       2,980    Stile Acquisition Corporation, Term Loan B                  6.629%       4/08/13          B2              2,910,811
------------------------------------------------------------------------------------------------------------------------------------

      15,830    Total Building Products                                                                                  15,781,168
------------------------------------------------------------------------------------------------------------------------------------


                CAPITAL MARKETS - 0.8% (0.4% OF TOTAL INVESTMENTS)

       3,000    Ameritrade Holdings Corporation, Term Loan                  6.040%      12/31/12          BB              3,019,125
------------------------------------------------------------------------------------------------------------------------------------


                CHEMICALS - 5.3% (3.3% OF TOTAL INVESTMENTS)

       4,417    Celanese Holdings LLC, Term Loan C                          6.527%       4/06/11          B+              4,469,210
       1,298    Headwaters Inc., Term Loan B                                6.860%       4/30/11          B+              1,309,769
       7,239    Huntsman International LLC, Term Loan                       6.233%       8/16/12          BB-             7,286,892
       1,272    JohnsonDiversey Inc., Delayed Draw Term Loan, (5)           0.000%      12/16/11           B+                 6,623
       7,920    Rockwood Specialties Group, Inc., Term Loan E               6.668%      12/10/12          B+              8,025,807
------------------------------------------------------------------------------------------------------------------------------------

      22,146    Total Chemicals                                                                                          21,098,301
------------------------------------------------------------------------------------------------------------------------------------


                COMMERCIAL SERVICES & SUPPLIES - 4.9% (3.1% OF TOTAL INVESTMENTS)

       3,371    Allied Waste North America, Inc., Letter of Credit          6.030%       3/21/12          B1              3,402,747
       8,684    Allied Waste North America, Inc., Term Loan B               6.348%       1/15/12          B1              8,760,903
       4,932    National Equipment Services, Inc., Term Loan               10.470%       8/17/10          B3              5,015,640
       2,500    Workflow Management, Inc., Term Loan                        8.660%      10/17/10          B2              2,506,250
------------------------------------------------------------------------------------------------------------------------------------

      19,487    Total Commercial Services & Supplies                                                                     19,685,540
------------------------------------------------------------------------------------------------------------------------------------


                                       25


                        Nuveen Floating Rate Income Opportunity Fund (JRO) (continued)
                             Portfolio of INVESTMENTS January 31, 2006 (Unaudited)
                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 COMMUNICATIONS EQUIPMENT - 1.7% (1.1% OF TOTAL INVESTMENTS)

$      2,000    Hughes Network Systems Inc., Term Loan B                    8.375%       4/22/12           B         $    2,010,000
         965    IPC Acquisition Corporation First Lien Term Loan            7.206%       8/05/11          B2                976,704
       4,000    IPC Acquisition Corporation Second Lien Term Loan          11.700%       8/05/12           B-             3,940,000
------------------------------------------------------------------------------------------------------------------------------------

       6,965    Total Communications Equipment                                                                            6,926,704
------------------------------------------------------------------------------------------------------------------------------------


                CONTAINERS & PACKAGING - 5.8% (3.6% OF TOTAL INVESTMENTS)

       1,000    Amscan Holdings Inc., Term Loan B                           7.510%      12/13/12          B3                990,416
      12,870    Graham Packaging Company, L.P., Term Loan B                 6.915%      10/07/11           B             13,043,513
       2,000    Graham Packaging Company, L.P., Term Loan C                 8.813%       3/15/12        CCC+              2,049,167
         611    Smurfit-Stone Container Corporation,                        2.100%      11/01/11          B+                617,920
                  Deposit-Funded Commitment
       4,387    Smurfit-Stone Container Corporation, Term Loan B            6.488%      11/01/11          B+              4,435,038
       1,488    Smurfit-Stone Container Corporation, Term Loan C            6.561%      11/01/11          B+              1,504,559
         467    Smurfit-Stone Container Corporation, Tranche C-1            6.813%      11/01/11          B+                472,120
------------------------------------------------------------------------------------------------------------------------------------

      22,823    Total Containers & Packaging                                                                             23,112,733
------------------------------------------------------------------------------------------------------------------------------------


                DIVERSIFIED CONSUMER SERVICES - 1.1% (0.7% OF TOTAL INVESTMENTS)

       4,154    Alderwoods Group, Inc., Term Loan B-2                       6.480%       9/29/08          B1              4,206,174
------------------------------------------------------------------------------------------------------------------------------------


                DIVERSIFIED TELECOMMUNICATION SERVICES - 3.9% (2.4% OF TOTAL INVESTMENTS)

         500    Fairpoint Communications, Inc., Term Loan                   6.313%       2/15/12          B1                501,750
       1,980    Intelsat, Ltd., Term Loan B                                 6.313%       7/06/11           B              2,001,656
       8,500    Iowa Telecommunications Services, Inc., Term Loan B         6.295%      11/23/11         BB-              8,600,938
       3,200    Qwest Corporation, Term Loan A                              9.220%       6/30/07         Ba3              3,280,600
         967    Valor Telecommunications Enterprises, LLC, Term Loan        6.040%       2/14/12         BB-                971,123
------------------------------------------------------------------------------------------------------------------------------------

      15,147    Total Diversified Telecommunication Services                                                             15,356,067
------------------------------------------------------------------------------------------------------------------------------------


                ELECTRIC UTILITIES - 4.6% (2.9% OF TOTAL INVESTMENTS)

       6,411    Allegheny Energy Supply Company, LLC, Term Loan C           5.883%       3/08/11          BB              6,474,634
       1,985    Murray Energy Corporation, Term Loan C                     12.313%       1/28/11         N/R              2,039,588
       2,901    Texas Genco LLC, Delayed Draw Term Loan                     1.250%      12/14/11          BB              2,906,594
       7,006    Texas Genco LLC, Term Loan                                  6.470%      12/14/11          BB              7,019,290
------------------------------------------------------------------------------------------------------------------------------------

      18,303    Total Electric Utilities                                                                                 18,440,106
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY EQUIPMENT & SERVICES - 0.3% (0.1% OF TOTAL INVESTMENTS)

       1,000    Petroleum Geo-Services, Term Loan                           7.000%      12/15/12          B+              1,013,438
------------------------------------------------------------------------------------------------------------------------------------


                FOOD & STAPLES RETAILING - 1.7% (1.1% OF TOTAL INVESTMENTS)

       6,769    Jean Coutu Group, Inc., Term Loan B                         6.937%       7/30/11          B2              6,857,731
------------------------------------------------------------------------------------------------------------------------------------


                FOOD PRODUCTS - 1.7% (1.0% OF TOTAL INVESTMENTS)

       6,500    Dole Holding Company, LLC, Term Loan                        9.438%       7/21/10          B3              6,654,375
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE EQUIPMENT & SUPPLIES - 0.6% (0.3% OF TOTAL INVESTMENTS)

       2,458    Kinetic Concepts, Inc., Term Loan B-2                       6.280%       8/11/10         Ba3              2,488,115
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE PROVIDERS & SERVICES - 9.0% (5.7% OF TOTAL INVESTMENTS)

       7,238    Community Health Systems, Inc., Term Loan                   6.160%       8/19/11         BB-              7,341,895
       5,809    Davita Inc., Term Loan B                                    6.762%       7/01/12          B1              5,898,745
       5,417    IASIS Healthcare LLC, Term Loan B                           6.777%       6/22/11          B+              5,495,236
       1,050    LifePoint Hospitals Holdings, Inc., Term Loan B             6.185%       8/23/12         Ba3              1,057,831
       1,500    Per-Se Technologies Inc., Term Loan                         6.791%       1/06/13          B+              1,516,875
      14,858    Vanguard Health Holding Company, LLC,                       6.950%       9/23/11           B             15,065,147
                  Replacement Term Loan
------------------------------------------------------------------------------------------------------------------------------------

       35,872   Total Health Care Providers & Services                                                                   36,375,729
------------------------------------------------------------------------------------------------------------------------------------


                                       26

                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOTELS, RESTAURANTS & LEISURE - 6.5% (4.1% OF TOTAL INVESTMENTS)

$      3,000    24 Hour Fitness Worldwide, Inc., Term Loan B                7.620%       6/08/12           B         $    3,042,501
       9,988    OpBiz, LLC, Term Loan A                                     7.530%       8/31/10          B-              9,857,134
          13    OpBiz, LLC, Term Loan B (PIK)                               8.530%       8/31/10          B-                 12,514
       1,995    Penn National Gaming, Inc., Term Loan B                     6.294%      10/03/12         BB-              2,023,678
       3,848    Resorts International Hotel and Casino Inc., Term Loan C   12.027%       3/22/13        CCC+              3,486,704
       1,282    Venetian Casino Resort, LLC, Delayed Draw Term Loan         6.280%       6/15/11         BB-              1,294,772
       6,218    Venetian Casino Resort, LLC, Term Loan                      6.280%       6/15/11         BB-              6,279,643
------------------------------------------------------------------------------------------------------------------------------------

      26,344    Total Hotels, Restaurants & Leisure                                                                      25,996,946
------------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD DURABLES - 3.6% (2.2% OF TOTAL INVESTMENTS)

       8,032    Jarden Corporation, Term Loan                               6.527%       1/24/12          B+              8,101,682
       6,045    Sealy Mattress Company, Term Loan D                         6.145%       4/06/12          B+              6,118,501
------------------------------------------------------------------------------------------------------------------------------------

      14,077    Total Household Durables                                                                                 14,220,183
------------------------------------------------------------------------------------------------------------------------------------


                HOUSEHOLD PRODUCTS - 2.5% (1.6% OF TOTAL INVESTMENTS)

       9,850    Prestige Brands, Inc., Term Loan B                          6.311%       4/06/11          B+              9,948,120
------------------------------------------------------------------------------------------------------------------------------------


                INSURANCE - 1.5% (0.9% OF TOTAL INVESTMENTS)

       5,972    Conseco, Inc., Term Loan                                    6.470%       6/22/10          B2              6,024,507
------------------------------------------------------------------------------------------------------------------------------------


                IT SERVICES - 5.8% (3.6% OF TOTAL INVESTMENTS)

      12,840    Fidelity National Information Services, Term Loan B         6.129%       3/09/13         Ba3             12,929,880
       9,950    SunGard Data Systems Inc., Term Loan B                      6.810%       2/11/13          B+             10,064,007
------------------------------------------------------------------------------------------------------------------------------------

      22,790    Total IT Services                                                                                        22,993,887
------------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 1.0% (0.5% OF TOTAL INVESTMENTS)

       4,096    Dresser-Rand Group, Inc., Term Loan                         6.394%      10/10/10          B+              4,169,080
------------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 25.4% (15.8% OF TOTAL INVESTMENTS)

      10,918    Alliance Atlantis Communications Inc., Term Loan C          6.068%      12/20/11          BB             11,019,852
       2,500    American Lawyer Media, Inc., Second Lien Term Loan         10.277%       2/24/11         CCC              2,500,000
         994    Blockbuster, Inc., Term Loan, WI/DD                            TBD           TBD          B-                965,183
       9,000    Century Cable Holdings LLC, Revolver (6)                    8.250%      10/25/10         N/R              8,712,000
       7,500    Century Cable Holdings LLC, Discretionary Term Loan B, (6)  9.250%      12/31/09         N/R              7,299,375
      11,985    Charter Communications Operating, LLC, Term Loan A          7.670%       4/27/10           B             12,048,986
       1,972    Charter Communications Operating, LLC, Term Loan B          7.920%       4/07/11           B              1,988,512
       5,000    Clear Channel Entertainment, Term Loan                      6.760%       6/20/13           B              5,007,813
       2,000    HIT Entertainment Inc., Second Lien Term Loan               9.970%       2/24/13           B              2,009,750
       3,980    HIT Entertainment Inc., Term Loan B                         6.860%       8/24/12           B              3,999,403
       5,000    Metro-Goldwyn-Mayer Studios, Inc., Term Loan B              6.780%       4/08/12          B+              5,057,385
       3,000    NextMedia Operating Inc., Second Lien Term Loan             8.970%      11/15/12        CCC+              3,045,000
      10,890    Panamsat Corporation, Term Loan B-1                         6.489%       8/20/11         Ba3             11,031,570
       8,652    R. H. Donnelley Inc., Tranche D                             6.259%       6/30/11         Ba3              8,728,113
       4,963    Rainbow Media Holdings LLC, Term Loan                       7.188%       3/31/12         Ba3              5,025,566
       3,940    Regal Cinemas Corporation, Term Loan                        6.527%      11/10/10          BB-             3,989,590
       4,000    UPC Financing Partnership, Term Loan H2                     7.280%       9/30/12           B              4,048,928
       4,911    WMG Acquisition Corp., Term Loan                            6.509%       2/28/11          B+              4,963,893
------------------------------------------------------------------------------------------------------------------------------------

      101,205   Total Media                                                                                             101,440,919
------------------------------------------------------------------------------------------------------------------------------------


                METALS & MINING - 2.2% (1.3% OF TOTAL INVESTMENTS)

       3,528    Amsted Industries Incorporated, Term Loan B                 7.104%      10/15/10          B1              3,581,906
       5,000    Foundation PA Coal Company, Term Loan B                     6.347%       7/30/11         BB-              5,000,000
------------------------------------------------------------------------------------------------------------------------------------

        8,528   Total Metals & Mining                                                                                     8,581,906
------------------------------------------------------------------------------------------------------------------------------------


                MULTILINE RETAIL - 0.0% (0.0% OF TOTAL INVESTMENTS)

        2,000   Sears Canada, Term Loan, (5)                                0.000%      12/15/12          BB+                17,500
------------------------------------------------------------------------------------------------------------------------------------


                                       27


                        Nuveen Floating Rate Income Opportunity Fund (JRO) (continued)
                             Portfolio of INVESTMENTS January 31, 2006 (Unaudited)
                                                                          WEIGHTED
    PRINCIPAL                                                              AVERAGE
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON   MATURITY (3)     RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES - 2.3% (1.4% OF TOTAL INVESTMENTS)

$        875    NRG Energy, Inc., Credit-Linked Deposit                     4.527%      12/24/11          BB         $      878,190
       8,000    NRG Energy, Inc., Term Loan, WI/DD                             TBD           TBD          BB-             8,089,168
------------------------------------------------------------------------------------------------------------------------------------

       8,875    Total Multi-Utilities                                                                                     8,967,358
------------------------------------------------------------------------------------------------------------------------------------


                OIL, GAS & CONSUMABLE FUELS - 4.3% (2.6% OF TOTAL INVESTMENTS)

         800    Coffeyville Resources LLC, Letter of Credit                 4.463%       6/24/13          B1                811,250
       1,194    Coffeyville Resources LLC, Term Loan B                      7.027%       7/08/12          B1              1,210,798
       5,625    El Paso Corporation, Deposit-Funded Commitment              4.290%      11/23/09          B3              5,655,468
       9,188    El Paso Corporation, Term Loan                              7.313%      11/23/09          B3              9,260,871
------------------------------------------------------------------------------------------------------------------------------------

      16,807    Total Oil, Gas & Consumable Fuels                                                                        16,938,387
------------------------------------------------------------------------------------------------------------------------------------


                PAPER & FOREST PRODUCTS - 1.3% (0.8% OF TOTAL INVESTMENTS)

       4,112    Boise Cascade Holdings, LLC, Term Loan D                    6.290%       3/29/11         Ba3              4,171,962
       1,000    White Birch Paper Company, Second Lien Term Loan           12.070%       3/31/13          B-              1,003,750
------------------------------------------------------------------------------------------------------------------------------------

       5,112    Total Paper & Forest Products                                                                             5,175,712
------------------------------------------------------------------------------------------------------------------------------------


                PHARMACEUTICALS - 0.7% (0.4% OF TOTAL INVESTMENTS)

       2,978    Talecris Biotherapeutics Inc., Term Loan B                  7.629%       3/31/10         N/R              2,970,056
------------------------------------------------------------------------------------------------------------------------------------


                REAL ESTATE - 11.5% (7.2% OF TOTAL INVESTMENTS)

       8,000    Capital Automotive LP., Term Loan                           6.310%      12/16/10         BB+              8,033,000
      15,055    General Growth Properties, Inc., Term Loan B                6.570%      11/12/08         Ba2             15,099,504
      12,740    LNR Property Corporation, Term Loan                         7.278%       2/03/08          B2             12,849,094
       5,000    LNR Property Corporation, Term Loan A                       8.775%       2/03/08          B2              5,050,000
       3,000    Promontory Club, Second Lien Term Loan                     11.068%       7/28/11          B3              3,015,000
       1,995    Promontory Club, Term Loan B                                7.318%       8/31/10          B+              1,995,000
------------------------------------------------------------------------------------------------------------------------------------

      45,790    Total Real Estate                                                                                        46,041,598
------------------------------------------------------------------------------------------------------------------------------------


                ROAD & RAIL - 0.9% (0.6% OF TOTAL INVESTMENTS)

         521    Hertz Corporation, Delayed Draw Term Loan, (5)              2.250%      12/20/10         Ba2                  7,126
         444    Hertz Corporation, Synthetic Term Loan                      4.500%      12/21/12         Ba2                451,263
       3,035    Hertz Corporation, Term Loan                                6.650%      12/21/12         Ba2              3,081,221
------------------------------------------------------------------------------------------------------------------------------------

       4,000    Total Road & Rail                                                                                         3,539,610
------------------------------------------------------------------------------------------------------------------------------------


                SOFTWARE - 1.1% (0.7% OF TOTAL INVESTMENTS)

       4,331    Corel Corporation, First Lien Term Loan                     8.760%       1/27/10         N/R              4,352,906
------------------------------------------------------------------------------------------------------------------------------------


                SPECIALTY RETAIL - 1.5% (1.0% OF TOTAL INVESTMENTS)

       4,000    FGX International Inc., Term Loan B                         8.500%      12/14/12           B              4,130,000
       2,000    Toys "R" Us, Inc., Term Loan                                7.391%       7/12/10          B2              1,992,083
------------------------------------------------------------------------------------------------------------------------------------

       6,000    Total Specialty Retail                                                                                    6,122,083
------------------------------------------------------------------------------------------------------------------------------------


                TEXTILES, APPAREL & LUXURY GOODS - 3.5% (2.2% OF TOTAL INVESTMENTS)

      13,608    Jostens IH Corp., Term Loan C                               6.777%       7/29/10          B+             13,806,790
------------------------------------------------------------------------------------------------------------------------------------


                TRADING COMPANIES & DISTRIBUTORS - 2.5% (1.6% OF TOTAL INVESTMENTS)

       6,900    Ashtead Group Public Limited Company, Term Loan             6.125%      11/12/09         Ba3              6,971,459
       3,000    Penhall, Term Loan                                         11.205%      11/01/10         N/R              3,030,000
------------------------------------------------------------------------------------------------------------------------------------

       9,900    Total Trading Companies & Distributors                                                                   10,001,459
------------------------------------------------------------------------------------------------------------------------------------

$    530,116    Total Variable Rate Senior Loan Interests (cost $526,945,153)                                           529,470,158
====================================================================================================================================


                                       28

   PRINCIPAL
AMOUNT (000)    DESCRIPTION (1)                                             COUPON      MATURITY      RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONVERTIBLE BONDS - 2.5% (1.6% OF TOTAL INVESTMENTS)


                FOOD & STAPLES RETAILING - 2.5% (1.6% OF TOTAL INVESTMENTS)

$     10,000    Stater Brothers Holdings, Floating Rate Note,               8.180%       6/15/10          BB-        $   10,100,000
                 3.500% plus three-month LIBOR
------------------------------------------------------------------------------------------------------------------------------------

$      10,000   Total Convertible Bonds (cost $10,154,380)                                                               10,100,000
====================================================================================================================================
   PRINCIPAL
AMOUNT (000)    DESCRIPTION (1)                                             COUPON      MATURITY      RATINGS (4)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS - 18.9% (11.7% OF TOTAL INVESTMENTS)


                DIVERSIFIED TELECOMMUNICATION SERVICES - 4.0% (2.5% OF TOTAL INVESTMENTS)

$      5,000    Intelsat, Ltd., Floating Rate Note,                         9.685%       1/15/12          B+              5,112,500
                  4.875% plus six-month LIBOR, 144A
      10,000    Qwest Corporation, Floating Rate Note,                      7.930%       6/15/13          BB             10,837,500
                  3.250% plus three-month LIBOR, 144A
------------------------------------------------------------------------------------------------------------------------------------

      15,000    Total Diversified Telecommunication Services                                                             15,950,000
------------------------------------------------------------------------------------------------------------------------------------


                HOTELS, RESTAURANTS & LEISURE - 4.3% (2.6% OF TOTAL INVESTMENTS)

       3,785    MGM Grand, Inc.                                             9.750%       6/01/07         Ba3              3,993,175
       8,315    Mirage Resorts                                              7.250%      10/15/06          BB              8,460,513
       4,440    Park Place Entertainment                                    8.500%      11/15/06        BBB-              4,544,122
------------------------------------------------------------------------------------------------------------------------------------

      16,540    Total Hotels, Restaurants & Leisure                                                                      16,997,810
------------------------------------------------------------------------------------------------------------------------------------


                MACHINERY - 3.4% (2.1% OF TOTAL INVESTMENTS)

      13,167    Navistar International, Series B                            9.375%       6/01/06         BB-             13,364,505
------------------------------------------------------------------------------------------------------------------------------------


                MEDIA - 5.1% (3.2% OF TOTAL INVESTMENTS)

      18,000    Cablevision Systems Corporation, Floating Rate Note,        9.310%       4/01/09          B+             18,472,500
                 4.500% plus six-month LIBOR, 144A
       2,057    Emmis Communications Corporation, Floating Rate Note,      10.555%       6/15/12          B-              2,070,000
                 5.875% plus three-month LIBOR
------------------------------------------------------------------------------------------------------------------------------------

      20,057    Total Media                                                                                              20,542,500
------------------------------------------------------------------------------------------------------------------------------------


                SEMICONDUCTORS & EQUIPMENT - 1.3% (0.8% OF TOTAL INVESTMENTS)

       5,000    Avago Technologies Finance Pte., Ltd., Floating Rate       10.180%       6/01/13           B              5,087,500
                 Note, 5.500% plus three-month LIBOR, 144A
------------------------------------------------------------------------------------------------------------------------------------


                TRADING COMPANIES & DISTRIBUTORS - 0.8% (0.5% OF TOTAL INVESTMENTS)

        3,000   Neff Rental LLC/Neff Finance Corporation, Series 144A      11.250%       6/15/12          B-              3,217,500
------------------------------------------------------------------------------------------------------------------------------------

$     72,764    Total Corporate Bonds (cost $74,473,123)                                                                 75,159,815
====================================================================================================================================

      SHARES    DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INVESTMENT COMPANIES - 0.6% (0.4% OF TOTAL INVESTMENTS)

     353,400    ING Prime Rate Trust                                                                                      2,452,596
------------------------------------------------------------------------------------------------------------------------------------

                Total Investment Companies (cost $2,402,169)                                                              2,452,596
                ====================================================================================================================

      SHARES    DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WARRANTS - 0.0% (0.0% OF TOTAL INVESTMENTS)

      26,022    Reliant Energy, Inc.                                                                                        159,385
------------------------------------------------------------------------------------------------------------------------------------

                Total Warrants (cost $184,678)                                                                              159,385
                ====================================================================================================================


                                       29

                        Nuveen Floating Rate Income Opportunity Fund (JRO) (continued)
                             Portfolio of INVESTMENTS January 31, 2006 (Unaudited)

    PRINCIPAL
 AMOUNT (000)   DESCRIPTION (1)                                             COUPON      MATURITY                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 6.1% (3.8% OF TOTAL INVESTMENTS)

                Repurchase Agreement with State Street Bank,
                 dated 1/31/06, repurchase price $24,158,952,
                 collateralized by $25,240,000 U.S. Treasury Notes,
$     24,156     4.125%, due 5/15/15, value $24,640,550                     4.150%       2/01/06                     $   24,156,167
============------------------------------------------------------------------------------------------------------------------------

                Total Short-Term Investments (cost $24,156,167)                                                         24,156,167
                ====================================================================================================================

                Total Investments (cost $638,315,670) - 161.0%                                                         641,498,121
                ====================================================================================================================

                Other Assets Less Liabilities - (0.8)%                                                                  (3,085,453)
                ====================================================================================================================

                Preferred Shares, at Liquidation Value - (60.2)%                                                      (240,000,000)
                ====================================================================================================================

                Net Assets Applicable to Common Shares - 100%                                                        $ 398,412,668
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

               (3) Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.

               (4) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

               (5) Position represents an unfunded loan commitment outstanding at January 31, 2006.

               (6) At or subsequent to January 31, 2006, this issue was under the protection of the Federal Bankruptcy Court.

             WI/DD Investment purchased on a when-issued or delayed delivery basis.

               N/R  Investment is not rated.

              144A Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

               TBD Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

             (PIK) In lien of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES January 31, 2006 (Unaudited)
                                                                                                                      FLOATING RATE
                                                                                      SENIOR       FLOATING RATE             INCOME
                                                                                      INCOME              INCOME        OPPORTUNITY
                                                                                       (NSL)               (JFR)              (JRO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $413,541,638, $1,070,910,385,
   and $638,315,670, respectively)                                              $405,186,789      $1,075,452,211       $641,498,121
Receivables:
   Interest                                                                        3,211,055           8,571,518          5,255,877
   Investments sold                                                                9,958,280           4,475,357          1,097,164
Other assets                                                                          82,174              23,081             20,752
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                               418,438,298       1,088,522,167        647,871,914
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Borrowings                                                                    103,000,000                  --                 --
   Investments purchased                                                          17,846,325          23,961,456          8,961,456
Accrued expenses:
   Management fees                                                                   199,873             455,281            289,066
   Interest on borrowings                                                            384,217                  --                 --
   Other                                                                             188,705             245,584            138,561
Preferred share dividends payable                                                    140,906             176,246             70,163
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                          121,760,026          24,838,567          9,459,246
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                            46,000,000         400,000,000        240,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                          $250,678,272      $  663,683,600       $398,412,668
====================================================================================================================================
Common shares outstanding                                                         29,806,406          47,286,920         28,397,051
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                      $       8.41      $        14.04       $      14.03
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                         $    298,064      $      472,869       $    283,971
Paid-in surplus                                                                  282,980,099         667,328,897         400,578,690
Undistributed (Over-distribution of) net investment income                         1,516,521          (5,302,667)        (3,377,020)
Accumulated net realized gain (loss) from investments and SAMI transactions                          (25,761,563)        (3,357,325)
   (2,255,424)
Net unrealized appreciation (depreciation) of investments                         (8,354,849)          4,541,826          3,182,451
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                          $250,678,272      $  663,683,600       $398,412,668
====================================================================================================================================
Authorized shares:
   Common                                                                          Unlimited           Unlimited          Unlimited
   Preferred                                                                       Unlimited           Unlimited          Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended January 31, 2006 (Unaudited)
                                                                                                                      FLOATING RATE
                                                                                      SENIOR       FLOATING RATE             INCOME
                                                                                      INCOME              INCOME        OPPORTUNITY
                                                                                       (NSL)               (JFR)              (JRO)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends and Interest                                                          $ 13,306,197        $ 32,230,428       $ 20,489,680
Fees                                                                                 243,337             276,937            198,334
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                           13,549,534          32,507,365         20,688,014
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                    1,695,808           4,427,439          2,686,029
Preferred shares - auction fees                                                       58,951             518,234            310,483
Preferred shares - dividend disbursing agent fees                                      3,025              11,846              8,821
Shareholders' servicing agent fees and expenses                                        2,680                 156                 89
Interest expense                                                                   2,084,093                  --                 --
Commitment fees                                                                      183,113                  --                 --
Custodian's fees and expenses                                                         70,749             226,688            142,547
Trustees' fees and expenses                                                            2,877              11,623              7,148
Professional fees                                                                     60,708              58,738             42,367
Shareholders' reports - printing and mailing expenses                                 30,223              68,899             31,843
Stock exchange listing fees                                                            5,836              18,781              5,525
Investor relations expense                                                            24,562              89,345             41,174
Other expenses                                                                           530              27,424             18,178
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement               4,223,155           5,459,173          3,294,204
   Custodian fee credit                                                                 (723)             (3,478)            (1,821)
   Expense reimbursement                                                            (605,932)         (1,717,115)          (965,688)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                       3,616,500           3,738,580          2,326,695
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              9,933,034          28,768,785         18,361,319
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                           (140,381)           (471,443)           (541,923
Net realized gain (loss) from SAMIs                                                       --               63,959                --
Change in net unrealized appreciation (depreciation) of investments               (1,749,400)         (1,831,757)           (961,424
Change in net unrealized appreciation (depreciation) of SAMIs                            --             (46,786)                 --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                           (1,889,781)         (2,286,027)        (1,503,347)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                          (877,216)         (7,432,388)        (4,436,380)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                              $  7,166,037        $ 19,050,370       $ 12,421,592
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                             CHANGES IN NET ASSETS (Unaudited)
                                                                             FLOATING RATE                      FLOATING RATE
                                        SENIOR INCOME (NSL)                   INCOME (JFR)                INCOME OPPORTUNITY (JRO)
                                   ----------------------------      ------------------------------    -----------------------------
                                    SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                         ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED     YEAR ENDED
                                       1/31/06          7/31/05           1/31/06           7/31/05          1/31/06        7/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 9,933,034     $ 19,794,415      $ 28,768,785      $ 47,143,136    $  18,361,319   $ 22,734,221
Net realized gain (loss)
   from investments                   (140,381)       1,525,914          (471,443)          117,910         (541,923)     1,024,549
Net realized gain (loss) from SAMIs         --               --            63,959            70,815               --             --
Change in net unrealized appreciation
   (depreciation) of investments    (1,749,400)      (1,775,441)       (1,831,757)        4,701,658         (961,424)     4,143,874
Change in net unrealized appreciation
   (depreciation) of SAMIs                  --               --           (46,786)           39,985               --             --
Distributions to Preferred Shareholders
   from net investment income         (877,216)      (1,124,957)       (7,432,388)       (9,665,000)      (4,436,380)    (5,249,687)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares from operations  7,166,037       18,419,931        19,050,370        42,408,504       12,421,592     22,652,957
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (9,120,655)     (17,279,906)      (22,555,861)      (40,630,441)     (13,800,966)   (23,729,737)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders           (9,120,655)     (17,279,906)      (22,555,861)      (40,630,441)     (13,800,966)   (23,729,737)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares and
     offering costs adjustments             --               --            (2,399)          149,633               --     22,239,818
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions      35,007          179,443                --         1,573,023               --        522,315
Preferred shares offering costs
     and adjustments                        --               --            (2,399)           83,802               --     (5,105,746)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions           35,007          179,443            (4,798)        1,806,458               --     17,656,387
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      (1,919,611)       1,319,468        (3,510,289)        3,584,521       (1,379,374)    16,579,607
Net assets applicable
   to Common shares
   at the beginning of period      252,597,883      251,278,415       667,193,889       663,609,368      399,792,042    383,212,435
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares
   at the end of period           $250,678,272     $252,597,883      $663,683,600      $667,193,889     $398,412,668   $399,792,042
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period           $  1,516,521     $  1,581,358      $ (5,302,667)     $ (4,083,203)    $ (3,377,020)  $ (3,500,993)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             CASH FLOWS Six Months Ended January 31, 2006 (Unaudited)
                                                                                                                      FLOATING RATE
                                                                                            SENIOR     FLOATING RATE         INCOME
                                                                                            INCOME            INCOME    OPPORTUNITY
                                                                                             (NSL)             (JFR)          (JRO)
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS    $   7,166,037     $  19,050,370   $ 12,421,592
Adjustments to reconcile the net increase (decrease) in
     net assets applicable to Common shares from operations
     to net cash provided by (used in) operating activities:
     Purchases of investment securities                                               (100,173,227)     (223,263,265)  (110,587,709)
     Proceeds from sales of investment securities                                       96,663,226       211,914,480    123,788,085
     Proceeds from (Purchases of) short-term investment securities, net                 16,957,607        39,275,392      1,067,316
     Proceeds from closed SAMIs                                                                 --            62,879             --
     Amortization/(Accretion) of premiums and discounts                                    563,406         1,566,066      1,138,930
     (Increase) Decrease in receivable for interest                                       (457,359)           81,882       (489,447)
     (Increase) Decrease in receivable for investments sold                             (8,022,009)        2,139,257      4,339,336
     (Increase) Decrease in other assets                                                     3,950            73,857        (11,082)
     Increase (Decrease) in payable for investments purchased                           (5,696,175)      (31,609,794)   (20,038,544)
     Increase (Decrease) in interest on borrowings                                          92,163                --             --
     Increase (Decrease) in accrued management fees                                         32,900            (6,826)        (5,569)
     Increase (Decrease) in accrued other liabilities                                      (21,493)          (33,319)       (32,461)
     Increase (Decrease) in Preferred share dividends payable                              100,479           (12,651)       (40,612)
     Net realized (gain) loss from investments                                             140,381           471,443        541,923
     Net realized (gain) loss from SAMIs                                                        --           (63,959)            --
     Net realized (gain) loss from paydowns                                                (13,638)        1,036,304        747,784
     Change in net unrealized (appreciation) depreciation of investments                 1,749,400         1,831,757        961,424
     Change in net unrealized (appreciation) depreciation of SAMIs                              --            46,786             --
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                   9,085,648        22,560,659     13,800,966
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid to Common shareholders                                          (9,085,648)      (22,555,861)   (13,800,966)
Common shares offering costs adjustments                                                        --            (2,399)            --
Preferred shares offering costs adjustments                                                     --            (2,399)            --
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                                  (9,085,648)      (22,560,659)   (13,800,966)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                 --                --             --
Cash at the beginning of period                                                                 --                --             --
------------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                            $          --     $          --   $         --
====================================================================================================================================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid by Senior Income (NSL) for interest on bank borrowings during the six months ended January 31, 2006, was $1,991,930. Non-cash financing activities not included herein consist of reinvestments of Common share distributions of
$35,007, $0 and $0 for Senior Income (NSL), Floating Rate Income (JFR) and
Floating Rate Income Opportunity (JRO), respectively.

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income Fund (JFR) and Nuveen Floating Rate Income Opportunity Fund (JRO). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Institutional Advisory Corp. ("NIAC") the Funds' previous adviser and a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"). The recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

Each Fund seeks to provide a high level of current income by investing primarily in senior loans whose interest rates float or adjust periodically based on a benchmark interest rate index.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of senior loans, bonds and other securities in the Funds' investment portfolios, other than subordinated loans issued by middle market companies, are generally provided by one or more independent pricing services approved by the Funds' Board of Trustees. Floating Rate Income Opportunity (JRO) currently expects that the independent pricing services will be unable to provide a market based price for certain of the privately negotiated subordinated loans issued by middle market companies. The pricing services, with input from Symphony Asset Management, LLC (" Symphony"), an indirect wholly owned subsidiary of Nuveen, and Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen, will estimate the fair value for such subordinated loans, subject to the supervision of Symphony and the Adviser. Floating Rate Income Opportunity (JRO) may engage an independent appraiser to periodically provide an independent determination of the value, or an opinion with respect to the pricing services' value, of such loans. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide asked prices when current quotations are readily available. The pricing services or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Short-term investments are valued at amortized cost, which approximates market value.

The senior and subordinated loans in which the Funds invest are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that loan.

Investment Transactions
Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds maintain liquid assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2006, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had outstanding when-issued and delayed delivery purchase commitments of $17,672,725, $23,961,456 and $8,961,456, respectively.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior and subordinated loans. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Each Fund declares monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
Senior Income (NSL) has issued and outstanding 1,840 shares of Series TH, Taxable Auctioned Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every 28 days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. Senior Income
(NSL)has also effected financial leverage by borrowing, as described in footnote 8.

Floating Rate Income (JFR) has issued and outstanding 4,000 shares of each Series M, T, W and F, FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Effective September 24, 2004, Floating Rate Income Opportunity (JRO) issued 3,200 shares of each Series M, TH and F, FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Select Aggregate Market Index
Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) may invest in Select Aggregate Market Indexes ("SAMI") to synthetically increase their exposure to the senior secured loan market during a period when the Funds otherwise would have excess uninvested cash. The SAMI is designed to replicate the performance and risk of the CSFB Leveraged Loan Index. An investment in a SAMI, when combined with high-grade short-term investments such as repurchase agreements related to U.S. government securities in an amount equal to the notional amount of the SAMI, is designed to provide an aggregate return equivalent to an investment in a basket of senior secured bank loan debt ("Reference Obligations"), less certain costs.

Upon entering into a SAMI, the Funds may pay the counterparty a premium based on the notional amount. The premium, if any, will be amortized over the life of the SAMI and recorded in other assets in the Statement of Assets and Liabilities. The Funds will receive from the counterparty a fixed-rate interest payment based on the notional amount of the contract. In exchange for the interest payment, the Funds protect the counterparty from the risk of loss at the time of a credit event, such as a bankruptcy or default, affecting any of the Reference Obligations. Interest is recorded on an accrual basis and included in the Statement of Operations. The Funds are required to provide collateral to the counterparty based on a percentage of the notional amount of the SAMI and has instructed the custodian to segregate liquid assets with a current value at least equal to the remaining notional amount of the SAMI. The SAMI is valued daily and any change in value is recorded in "Change in net unrealized appreciation (depreciation) of SAMI" in the Statement of Operations. Although there are economic advantages of entering into SAMI transactions, there are also additional risks, including but not limited to senior loan credit risk and the inability of the counterparty to meet its interest payment obligations. Floating Rate Income Opportunity (JRO) did not invest in a SAMI during the six months ended January 31, 2006.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Funds' cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Organization and Offering Costs
Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $11,500 per Fund) and pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Floating Rate Income
(JFR) and Floating Rate Income Opportunity (JRO). Floating Rate Income's (JFR) and Floating Rate Income Opportunity's (JRO) share of Common share offering costs ($1,066,755 and $812,340, respectively) were recorded as reductions of the proceeds from the sale of Common shares.

Costs incurred by Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) in connection with their offering of FundPreferred shares ($8,343,597 and $5,105,746, respectively) were recorded as a reduction to paid-in surplus.

Indemnifications
Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                           FLOATING RATE              FLOATING RATE
                            SENIOR INCOME (NSL)            INCOME (JFR)         INCOME OPPORTUNITY (JRO)
                          -----------------------     -----------------------   -------------------------
                          SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                               ENDED   YEAR ENDED          ENDED   YEAR ENDED         ENDED    YEAR ENDED
                             1/31/06      7/31/05        1/31/06      7/31/05       1/31/06       7/31/05
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                    --           --             --           --             --    1,553,100
   Shares issued to
     shareholders due to
     reinvestment of
     distributions             4,120       20,084             --      111,210             --       36,951
---------------------------------------------------------------------------------------------------------
                               4,120       20,084             --      111,210             --    1,590,051
---------------------------------------------------------------------------------------------------------
Preferred shares sold             --           --             --           --             --        9,600
=========================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments and SAMIs) during the six months ended January 31, 2006, were as follows:

                                                                                                       FLOATING
                                                                                       FLOATING            RATE
                                                                         SENIOR            RATE          INCOME
                                                                         INCOME          INCOME     OPPORTUNITY
                                                                          (NSL)           (JFR)           (JRO)
---------------------------------------------------------------------------------------------------------------
Purchases                                                          $100,173,227   $ 223,263,265    $110,587,709
Sales and maturities                                                 96,663,226     211,914,480     123,788,085
===============================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and for Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) recognition of premium amortization.

At January 31, 2006, the cost of investments was as follows:

                                                                                                       FLOATING
                                                                                        FLOATING           RATE
                                                                         SENIOR             RATE         INCOME
                                                                         INCOME           INCOME    OPPORTUNITY
                                                                          (NSL)            (JFR)          (JRO)
---------------------------------------------------------------------------------------------------------------
Cost of investments                                                $413,541,638   $1,074,775,496  $640,502,061
===============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

                                                                                                       FLOATING
                                                                                        FLOATING           RATE
                                                                         SENIOR             RATE         INCOME
                                                                         INCOME           INCOME    OPPORTUNITY
                                                                          (NSL)            (JFR)          (JRO)
---------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                    $  4,687,014       $7,732,543    $ 4,987,567
   Depreciation                                                     (13,041,863)      (7,055,828)    (3,991,507)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments          $ (8,354,849)      $  676,715    $   996,060
===============================================================================================================

The tax components of undistributed net ordinary income and net realized gains at July 31, 2005, the Funds' last fiscal year end, were as follows:

                                                                                                       FLOATING
                                                                                        FLOATING           RATE
                                                                         SENIOR             RATE         INCOME
                                                                         INCOME           INCOME    OPPORTUNITY
                                                                          (NSL)            (JFR)          (JRO)
---------------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                                $  3,141,702      $ 3,566,259    $   782,340
Undistributed net long-term capital gains                                    --               --             --
===============================================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2005, paid on August 1, 2005.

The tax character of distributions paid during the fiscal year ended July 31, 2005, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                                                       FLOATING
                                                                                        FLOATING           RATE
                                                                         SENIOR             RATE         INCOME
                                                                         INCOME           INCOME    OPPORTUNITY
                                                                          (NSL)            (JFR)          (JRO)
---------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                            $18,143,299      $49,780,115    $26,710,473
Distributions from net long-term capital gains                               --               --             --
===============================================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At July 31, 2005, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                        FLOATING
                                                         FLOATING           RATE
                                          SENIOR             RATE         INCOME
                                          INCOME           INCOME    OPPORTUNITY
                                           (NSL)            (JFR)          (JRO)
--------------------------------------------------------------------------------
Expiration year:
   2010                              $14,916,928       $       --       $     --
   2011                               10,704,254               --             --
   2012                                       --               --             --
   2013                                       --          819,145         30,377
--------------------------------------------------------------------------------
Total                                $25,621,182       $  819,145       $ 30,377
================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2004 through July 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses were treated as having arisen on the first day of the current fiscal year.

                                                                       FLOATING
                                                          FLOATING         RATE
                                                              RATE       INCOME
                                                            INCOME  OPPORTUNITY
                                                             (JFR)        (JRO)
--------------------------------------------------------------------------------
                                                        $2,068,644   $1,679,895
================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

                                                             SENIOR INCOME (NSL)
AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $1 billion                                                  .6500%
For the next $1 billion                                                   .6375
For the next $3 billion                                                   .6250
For the next $5 billion                                                   .6000
For Managed Assets over $10 billion                                       .5750
================================================================================

                                                      FLOATING RATE INCOME (JFR)
                                          FLOATING RATE INCOME OPPORTUNITY (JRO)
AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .6500%
For the next $500 million                                                 .6250
For the next $500 million                                                 .6000
For the next $500 million                                                 .5750
For Managed Assets over $2 billion                                        .5500
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2006, the complex-level fee was .1891%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Symphony under which Symphony manages the investment portfolio of the Funds. Symphony is compensated for its services to the Funds from the management fee paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Senior Income's (NSL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
OCTOBER 31,                                    OCTOBER 31,
--------------------------------------------------------------------------------
1999*                    .45%                  2005                         .35%
2000                     .45                   2006                         .25
2001                     .45                   2007                         .15
2002                     .45                   2008                         .10
2003                     .45                   2009                         .05
2004                     .45
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Senior Income (NSL) for any portion of its fees and expenses beyond October 31, 2009.

For the first eight years of Floating Rate Income's (JFR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
MARCH 31,                                      MARCH 31,
--------------------------------------------------------------------------------
2004*                    .32%                  2009                         .32%
2005                     .32                   2010                         .24
2006                     .32                   2011                         .16
2007                     .32                   2012                         .08
2008                     .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income (JFR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Floating Rate Income Opportunity's (JRO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
JULY 31,                                       JULY 31,
--------------------------------------------------------------------------------
2004*                    .30%                  2009                         .30%
2005                     .30                   2010                         .22
2006                     .30                   2011                         .14
2007                     .30                   2012                         .07
2008                     .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income Opportunity (JRO) for any portion of its fees and expenses beyond July 31, 2012.

6. COMMITMENTS

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with the custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At January 31, 2006, Senior Income (NSL), Floating Rate Income
(JFR) and Floating Rate Income Opportunity (JRO) had unfunded senior loan commitments of $1,500,000, $3,450,306 and $4,048,418, respectively.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

With respect to the senior loans held in each Fund's portfolio, the Funds may:
1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Fund and the Borrower.

Senior Income (NSL) had the following participation commitments outstanding at January 31, 2006:

                               COMMITMENT
COUNTERPARTY                        AMOUNT                                 VALUE
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.       $2,000,000                            $1,936,000
Morgan Stanley                   1,640,000                             1,587,520
================================================================================

Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had no such participation commitments outstanding at January 31, 2006.

8. BORROWINGS

In accordance with Senior Income's (NSL) current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

Senior Income (NSL) has entered into a commercial paper program ($110 million maximum) with Bank One's conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper. Falcon uses the proceeds to make advances to Senior Income (NSL) and to many other borrowers who comprise Falcon's total borrowing base. For the six months ended January 31, 2006, the average daily balance of borrowings under the commercial paper program agreement was $103 million. The average annualized interest rate for funding and program usage fees on such borrowings was 4.01%.

Senior Income (NSL) has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the six months ended January 31, 2006.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



9. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their net investment income which was paid on March 1, 2006, to shareholders of record on February 15, 2006, as follows:

                                                                        FLOATING
                                                           FLOATING         RATE
                                                SENIOR         RATE       INCOME
                                                INCOME       INCOME  OPPORTUNITY
                                                 (NSL)        (JFR)        (JRO)
--------------------------------------------------------------------------------
Dividend per share                              $.0510       $.0820       $.0850
================================================================================

Financial
       HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:


                                                     Investment Operations                                  Less Distributions
                              ----------------------------------------------------------------------  ------------------------------

                                                            Distributions   Distributions
                                                                 from Net            from                    Net
                   Beginning                                   Investment         Capital             Investment   Capital
                      Common                          Net       Income to        Gains to              Income to  Gains to
                       Share         Net        Realized/       Preferred       Preferred                 Common    Common
                   Net Asset  Investment       Unrealized          Share-          Share-                 Share-    Share-
                       Value      Income(a)    Gain (Loss)        holders+        holders+     Total     holders   holders    Total
====================================================================================================================================
SENIOR INCOME (NSL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)               $ 8.48       $ .33           $ (.06)          $(.03)           $ --      $ .24      $ (.31)   $   --   $ (.31)
2005                    8.44         .66               --            (.04)             --        .62        (.58)       --     (.58)
2004                    7.84         .64              .50            (.02)             --       1.12        (.52)       --     (.52)
2003                    7.38         .60              .41            (.02)             --        .99        (.53)       --     (.53)
2002                    8.13         .68             (.71)           (.04)             --       (.07)       (.68)       --     (.68)
2001                    9.47        1.09            (1.29)           (.09)             --       (.29)      (1.03)     (.02)   (1.05)

FLOATING RATE INCOME (JFR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                14.11         .61             (.04)           (.16)             --        .41        (.48)       --     (.48)
2005                   14.07        1.00              .10            (.20)             --        .90        (.86)       --     (.86)
2004(c)                14.33         .14              .04            (.02)             --        .16        (.21)       --     (.21)

FLOATING RATE INCOME OPPORTUNITY (JRO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                14.08         .65             (.05)           (.16)             --        .44        (.49)       --     (.49)
2005                   14.30         .80              .19            (.19)             --        .80        (.84)       --     (.84)
2004(d)                14.33          --               --              --              --         --          --        --       --
====================================================================================================================================
                                                                                  Total Returns
                                                                              ---------------------
                                                                                            Based
                                  Offering                                                     on
                                 Costs and         Ending                                  Common
                                 Preferred         Common                      Based        Share
                                     Share          Share         Ending          on          Net
                              Underwriting      Net Asset         Market      Market        Asset
                                 Discounts          Value          Value       Value**      Value**
===================================================================================================
SENIOR INCOME (NSL)
---------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                              $  --         $ 8.41         $ 8.03       (7.02)%       2.82%
2005                                    --           8.48           8.97       (3.40)        7.53
2004                                    --           8.44           9.91       24.50        14.61
2003                                    --           7.84           8.43       25.93        14.25
2002                                    --           7.38           7.20      (21.16)        (.65)
2001                                    --           8.13           9.96       15.35        (3.30)

FLOATING RATE
INCOME (JFR)
---------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                                 --          14.04          12.93       (1.98)        2.93
2005                                    --          14.11          13.69       (1.99)        6.56
2004(c)                               (.21)         14.07          14.85         .40         (.39)

FLOATING RATE INCOME
OPPORTUNITY (JRO)
---------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                                 --          14.03          12.98         .54         3.14
2005                                  (.18)         14.08          13.41       (5.13)        4.47
2004(d)                               (.03)         14.30          15.01         .07         (.21)
===================================================================================================
                                                                   Ratios/Supplemental Data
                              ----------------------------------------------------------------------------------------------
                                                 Before Credit/Reimbursement      After Credit/Reimbursement***
                                               -----------------------------     ------------------------------
                                                              Ratio of Net                      Ratio of Net
                                                 Ratio of       Investment         Ratio of       Investment
                                   Ending        Expenses        Income to         Expenses        Income to
                                      Net      to Average          Average       to Average          Average
                                   Assets      Net Assets       Net Assets       Net Assets       Net Assets
                               Applicable      Applicable       Applicable       Applicable       Applicable      Portfolio
                                to Common       to Common        to Common        to Common        to Common       Turnover
                              Shares (000)         Shares++         Shares++         Shares++         Shares++         Rate
============================================================================================================================
SENIOR INCOME (NSL)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                          $250,678            3.33%*           7.35%*           2.85%*           7.83%*           25%
2005                              252,598            2.70             7.21             2.10             7.80            100
2004                              251,278            2.23             7.10             1.50             7.83             91
2003                              233,220            2.66             7.57             1.90             8.33             80
2002                              219,459            3.12             8.20             2.37             8.95             64
2001                              241,641            4.32            11.74             3.62            12.44             52

FLOATING RATE
INCOME (JFR)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                           663,684            1.63*            8.07*            1.12*            8.59*            21
2005                              667,194            1.60             6.56             1.09             7.07             74
2004(c)                           663,609            1.37*            2.46*             .93*            2.90*            14

FLOATING RATE INCOME
OPPORTUNITY (JRO)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                           398,413            1.64*            8.66*            1.16*            9.14*            18
2005                              399,792            1.53             5.25             1.08             5.70             58
2004(d)                           383,212            1.28*            (.01)*            .98*             .29*            --
============================================================================================================================

                 Preferred Stock at End of Period             Borrowings at End of Period
        -------------------------------------------------   -------------------------------
                Aggregate       Liquidation         Asset          Aggregate         Asset
                   Amount        and Market      Coverage             Amount      Coverage
        Outstanding (000)   Value Per Share     Per Share   Outstanding (000)   Per $1,000
SENIOR INCOME (NSL)
-------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)           $46,000           $25,000      $161,238           $103,000        $3,880
2005               46,000            25,000       162,281            103,000         3,899
2004               46,000            25,000       161,564            103,000         3,886
2003               46,000            25,000       151,750            103,000         3,711
2002               46,000            25,000       144,271            103,000         3,577
2001               46,000            25,000       156,327            103,000         3,793
FLOATING RATE
INCOME (JFR)
-------------------------------------------------------------------------------------------

Year Ended 7/31:
2006(a)           400,000            25,000        66,480                 --            --
2005              400,000            25,000        66,700                 --            --
2004(b)           400,000            25,000        66,476                 --            --
FLOATING RATE
INCOME OPPORTUNITY
(JRO)
-------------------------------------------------------------------------------------------

Year Ended 7/31:
2006(a)           240,000            25,000        66,501                 --            --
2005              240,000            25,000        66,645                 --            --
2004(c)                --                --            --                 --            --
===========================================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
*** After custodian fee credit and expense reimbursement from the Adviser, where applicable.
+    The amounts shown are based on Common share equivalents.
++   o    Ratios do not reflect the effect of dividend payments to Preferred shareholders.
     o Income ratios reflect income earned on assets attributable to Preferred shares and bank borrowings, where applicable.
     o With respect to Senior Income (NSL), each ratio includes the effect of the interest expense paid on bank borrowings as follows:
                 Ratio of Interest
                Expense to Average
          Net Assets Applicable to
                     Common Shares
          -------------------------
          2006(a)             1.64%
          2005                1.00
          2004                 .48
          2003                 .74
          2002                1.09
          2001                2.19
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b)  For the six months ended January 31, 2006.
(c) For the period March 25, 2004 (commencement of operations) through July 31, 2004.
(d) For the period July 27, 2004 (commencement of operations) through July 31, 2004.


                                  44-45 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $135 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                        o Share prices
                                        o Fund details
           Learn more                   o Daily financial news
about Nuveen Funds at                   o Investor education
   WWW.NUVEEN.COM/ETF                   o Interactive planning tools



Logo: NUVEEN Investments


                                                                     ESA-C-0106D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 7, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 7, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 7, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.